                                  STAG VARIABLE LIFE ARTISAN
                                    SEPARATE ACCOUNT VL I
                               HARTFORD LIFE INSURANCE COMPANY
                                        P.O. BOX 2999
[LOGO]                         HARTFORD, CONNECTICUT 06104-2999
                                                    TELEPHONE: (800) 231-5453

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase the Stag Variable Life Artisan insurance policy. Please read it carefully.

Stag Variable Life Artisan is a contract between you and Hartford Life Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:

X Flexible premium, because you may add payments to your policy after the first payment.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.

The following Sub-Accounts are available under the policy:

                SUB-ACCOUNT                                           PURCHASES SHARES OF:
--------------------------------------------       ----------------------------------------------------------
Hartford Advisers Fund Sub-Account            --   Class IA of Hartford Advisers HLS Fund, Inc.
Hartford Bond Fund Sub-Account                --   Class IA of Hartford Bond HLS Fund, Inc.
Hartford Capital Appreciation Fund            --   Class IA of Hartford Capital Appreciation HLS Fund, Inc.
  Sub-Account
Hartford Dividend and Growth Fund             --   Class IA of Hartford Dividend and Growth HLS Fund, Inc.
  Sub-Account
Hartford Growth and Income Fund Sub-Account   --   Class IA of Hartford Growth and Income HLS Fund of
                                                   Hartford Series Fund, Inc.
Hartford Index Fund Sub-Account               --   Class IA of Hartford Index HLS Fund, Inc.
Hartford International Advisers Fund          --   Class IA of Hartford International Advisers HLS Fund, Inc.
  Sub-Account
Hartford International Opportunities Fund     --   Class IA of Hartford International Opportunities HLS Fund,
  Sub-Account                                      Inc.
Hartford MidCap Fund Sub-Account              --   Class IA of Hartford MidCap HLS Fund, Inc.
Hartford Mortgage Securities Fund             --   Class IA of Hartford Mortgage Securities HLS Fund, Inc.
  Sub-Account
Hartford Money Market Fund Sub-Account        --   Class IA of Hartford Money Market HLS Fund, Inc.
Hartford Small Company Fund Sub-Account       --   Class IA of Hartford Small Company HLS Fund, Inc.
Hartford Stock Fund Sub-Account               --   Class IA of Hartford Stock HLS Fund, Inc.
Putnam VT Asia Pacific Growth Fund            --   Class IA of Putnam VT Asia Pacific Growth Fund of the
  Sub-Account                                      Putnam Variable Trust
Putnam VT Diversified Income Fund             --   Class IA of Putnam VT Diversified Income Fund of Putnam
  Sub-Account                                      Variable Trust
Putnam VT Global Asset Allocation Fund        --   Class IA of Putnam VT Global Asset Allocation Fund of
  Sub-Account                                      Putnam Variable Trust
Putnam VT Global Growth Fund Sub-Account      --   Class IA of Putnam VT Global Growth Fund of Putnam
                                                   Variable Trust
Putnam VT Growth and Income Fund Sub-Account  --   Class IA of Putnam VT Growth and Income Fund of Putnam
                                                   Variable Trust
Putnam VT Health Sciences Fund Sub-Account    --   Class IA of Putnam VT Health Sciences Fund of Putnam
                                                   Variable Trust
Putnam VT High Yield Fund Sub-Account         --   Class IA of Putnam VT High Yield Fund of Putnam Variable
                                                   Trust
Putnam VT Income Fund Sub-Account (formerly   --   Class IA of Putnam VT Income Fund of Putnam Variable Trust
  known as Putnam VT U.S. Government and
  High Quality Bond Fund Sub-Account)
Putnam VT International Growth Fund           --   Class IA of Putnam VT International Growth Fund of Putnam
  Sub-Account                                      Variable Trust
Putnam VT International Growth and Income     --   Class IA of Putnam VT International Growth and Income Fund
  Fund Sub-Account                                 of Putnam Variable Trust
Putnam VT International New Opportunities     --   Class IA of Putnam VT International New Opportunities Fund
  Fund Sub-Account                                 of Putnam Variable Trust

                SUB-ACCOUNT                                           PURCHASES SHARES OF:
--------------------------------------------       ----------------------------------------------------------
Putnam VT Investors Fund Sub-Account          --   Class IA of Putnam VT Investors Fund of Putnam Variable
                                                   Trust
Putnam VT Money Market Fund Sub-Account       --   Class IA of Putnam VT Money Market Fund of Putnam Variable
                                                   Trust
Putnam VT New Opportunities Fund Sub-Account  --   Class IA of Putnam VT New Opportunities Fund of Putnam
                                                   Variable Trust
Putnam VT New Value Fund Sub-Account          --   Class IA of Putnam VT New Value Fund of Putnam Variable
                                                   Trust
Putnam VT OTC & Emerging Growth Fund          --   Class IA of Putnam VT OTC & Emerging Growth Fund of Putnam
  Sub-Account                                      Variable Trust
Putnam VT The George Putnam Fund of Boston    --   Class IA of Putnam VT The George Putnam Fund of Boston of
  Sub-Account                                      Putnam Variable Trust
Putnam VT Utilities Growth and Income Fund    --   Class IA of Putnam VT Utilities Growth and Income Fund of
  Sub-Account                                      Putnam Variable Trust
Putnam VT Vista Fund Sub-Account              --   Class IA of Putnam VT Vista Fund of Putnam Variable Trust
Putnam VT Voyager Fund Sub-Account            --   Class IA of Putnam VT Voyager Fund of Putnam Variable
                                                   Trust
Fidelity VIP Equity-Income Portfolio          --   Fidelity VIP Equity-Income Portfolio of Variable Insurance
  Sub-Account                                      Products Fund
Fidelity VIP Overseas Portfolio Sub-Account   --   Fidelity VIP Overseas Portfolio of Variable Insurance
                                                   Products Fund
Fidelity VIP II Asset Manager Portfolio       --   Fidelity VIP II Asset Manager Portfolio of Variable
  Sub-Account                                      Insurance Products Fund II

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency
--------------------------------------------------------------------------------
PROSPECTUS DATED: MAY 3, 1999

HARTFORD LIFE INSURANCE COMPANY                                                3
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                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 SUMMARY OF BENEFITS AND RISKS.........................................    4
 FEE TABLES............................................................    5
 ABOUT US..............................................................    6
   Hartford Life Insurance Company.....................................    6
   Separate Account VL I...............................................    6
   The Funds...........................................................    7
 CHARGES AND DEDUCTIONS................................................   10
 YOUR POLICY...........................................................   13
 PREMIUMS..............................................................   15
 DEATH BENEFITS AND POLICY VALUES......................................   17
 MAKING WITHDRAWALS FROM YOUR POLICY...................................   18
 LOANS.................................................................   18
 LAPSE AND REINSTATEMENT...............................................   19
 TAXES.................................................................   20
 LEGAL PROCEEDINGS.....................................................   23
 OTHER MATTERS.........................................................   23
 GLOSSARY OF SPECIAL TERMS.............................................   25
 WHERE YOU CAN FIND MORE INFORMATION...................................   25

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                              SUMMARY OF BENEFITS
                                   AND RISKS

                            BENEFITS OF YOUR POLICY

    FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

    DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:

X  LEVEL OPTION: The death benefit equals the current Face Amount.

X RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy;

X RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $2.5 million.

    The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

    INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 36 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

    PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

    RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."

    RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable life insurance policy offered by us on the life of the insured.

    SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).

    LOANS -- You may take a loan on the policy. The policy secures the loan.

    SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

    OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

                        WHAT DOES YOUR PREMIUM PAY FOR?

    Your premium pays for three things. It pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.

                              RISKS OF YOUR POLICY

    INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.

    UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

    RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

    WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. One partial withdrawal is allowed per month. Withdrawals will reduce your policy's death benefit, and are subject to a surrender charge.

    TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

    LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

    ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Taxes."

HARTFORD LIFE INSURANCE COMPANY                                                5
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                                   FEE TABLES

    The following tables describe the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

                                TRANSACTION FEES

                                                                                                        POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------------------------------------------------------------------------------------------------------------------
 Front-end sales load    When you pay premium.               2.0% of premium                                    All
 ----------------------------------------------------------------------------------------------------------------------------------
 Premium Tax Charge      When you pay premium.               A percent of premium which varies                  All
                                                             by your state and municipality of
                                                             residence. The range of premium
                                                             tax charge is generally between 0%
                                                             and 4%.
                                                             This rate will change if your
                                                             state or municipality changes its
                                                             premium tax charges. It may change
                                                             if you change your state or
                                                             municipality of residence.
 ----------------------------------------------------------------------------------------------------------------------------------
 Federal Tax Charge      When you pay premium.               1.25% of premium                                   All
 ----------------------------------------------------------------------------------------------------------------------------------
 Administrative Expense  If you surrender your policy.       The administrative expense          Policies that experience a
 Surrender Charge                                            surrender charge varies based on    surrender or a reduction in the
                                                             the insured's age on the date of    Face Amount.
                                                             issue.
 ----------------------------------------------------------------------------------------------------------------------------------
 Sales Surrender Charge  If you surrender your policy.       The sales surrender charge varies   Policies that experience a
                                                             based on the insured's age on the   surrender or a reduction in the
                                                             date of issue.                      Face Amount.
 ----------------------------------------------------------------------------------------------------------------------------------
 Transfer Fees           When you make a transfer after the  $25 per transfer.                   Those policies with more than one
                         first transfer in any month.                                            transfer per month.
 ----------------------------------------------------------------------------------------------------------------------------------
 Withdrawal Charge       When you take a withdrawal.         $10 per withdrawal.                 Those policies where the owner has
                                                                                                 made a withdrawal.

    The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                   CHARGES OTHER THAN FUND OPERATING EXPENSES

                                                                                                POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED                CHARGE IS DEDUCTED
 --------------------------------------------------------------------------------------------------------------------------
 Cost of Insurance                    Monthly.               The charge is the maximum                  All
 Charges                                                     cost of insurance rate
                                                             times the net amount at
                                                             risk. Maximum cost of
                                                             insurance rates are
                                                             individualized, depending
                                                             on the insured's issue
                                                             age, sex, insurance class,
                                                             substandard rating, and
                                                             age of the policy.
 --------------------------------------------------------------------------------------------------------------------------

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED                CHARGE IS DEDUCTED
 --------------------------------------------------------------------------------------------------------------------------
 Mortality and Expense                                        Policy
 Risk Charge                          Monthly.                 Year     Rate Per Month
                                                             ---------  --------------
                                                               1-10            .067%
                                                                11+            .042%                    All
 --------------------------------------------------------------------------------------------------------------------------
 Administrative Charge                Monthly.                Policy
                                                               Year         Amount
                                                             ---------  --------------
                                                                 1               $25
                                                               2-10              $10
                                                                11+            $7.50                    All
 --------------------------------------------------------------------------------------------------------------------------
 Rider Charges                        Monthly.               Individualized based on     Only those policies with benefits
                                                             optional rider selected.    provided by rider.

    The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES

                                                                                                        POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------------------------------------------------------------------------------------------------------------------
 Management Fees         Daily net asset values of a Fund             0.382% - 1.200%            All Policies, for those Sub-
                         reflect Management Fees already                                         Accounts selected by you.
                         deducted from assets of the Fund.
 ----------------------------------------------------------------------------------------------------------------------------------
 Other Expenses          Daily net asset values of a Fund             0.018% - 0.420%            All Policies, for those Sub-
                         reflect Other Expenses already                                          Accounts selected by you.
                         deducted from the assets of the
                         Fund.
 ----------------------------------------------------------------------------------------------------------------------------------
 Total Fund Annual       Total of Management Fees and Other           0.401% - 1.620%            All Policies, for those Sub-
 Expenses                Expenses shown above. Daily net                                         Accounts selected by you.
                         asset values of a Fund reflect
                         Total Fund Annual Operating
                         Expenses already deducted from
                         assets of the Fund.

                                    ABOUT US

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06104-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE
                          DATE
RATING AGENCY           OF RATING       RATING         BASIS OF RATING
--------------------  -------------     ------     -----------------------
A.M. Best and
Company, Inc........       1/1/99             A+   Financial performance
                                                   Insurer financial
Standard & Poor's...       6/1/98            AA    strength
Duff & Phelps.......     12/21/98            AA+   Claims paying ability

                             SEPARATE ACCOUNT VL I

    The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay you insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL I was established on June 8, 1992 under the laws of Connecticut.

HARTFORD LIFE INSURANCE COMPANY                                                7
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                                   THE FUNDS

    The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are described in the prospectuses for the Funds, which are attached to this Prospectus, and the Funds' Statements of Additional Information, which may be ordered from us. You should read the following investment objectives and the prospectuses for each of the Funds listed below for detailed information about each Fund before investing. All Funds may not be available in all states.

    You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

    HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.

    HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.

    HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

    HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.

    HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

    HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

    HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.

    HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.

    HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.

    HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

    HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.

    HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within a range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital by investing primarily in equity securities. Sub-advised by Wellington Management.

    PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

    PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

    PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.

    PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

    PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation through a globally diversified portfolio of common stocks.

    PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

    PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation by investing primarily in common stocks and other securities of companies in the health sciences industries.

    PUTNAM VT HIGH YIELD FUND -- Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

    PUTNAM VT INCOME FUND (FORMERLY KNOWN AS PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND) -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The Fund will normally invest mostly in bonds and other debt securities, and, to a lesser degree, in preferred stocks.

    PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

    PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that Putnam Management believes offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that Putnam Management believes offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

    PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

    PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

    PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

    PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

    PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

    PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

    PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

    PUTNAM VT VISTA FUND -- Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

    PUTNAM VT VOYAGER FUND -- Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

    FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio Manager will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.

    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

    FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

    International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

    FIDELITY VIP II ASSET MANAGER PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

    INVESTMENT ADVISERS -- HL Investment Advisors, LLC is investment adviser for the Hartford Funds. Wellington Management Company, LLP ("Wellington Management") is investment sub-adviser for Hartford Advisers HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford Growth and Income HLS Fund, Hartford International Advisers HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford MidCap HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., and Hartford Stock HLS Fund, Inc. The Hartford Investment Management Company, Inc. ("HIMCO") is investment sub-adviser for Hartford Bond HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., and Hartford Money Market HLS Fund, Inc. Each Hartford Fund, except for the Hartford Growth and Income HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford Growth and Income HLS Fund is a diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

    Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Putnam Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

    Fidelity Management & Research Company is investment adviser for the Fidelity VIP Funds.

    MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

    VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT
    You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

    The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.

                             CHARGES AND DEDUCTIONS

                            DEDUCTIONS FROM PREMIUM

    Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

    FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current maximum front-end sales load for all premiums is 2.0% in policy years 1 through 10. Thereafter, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.

EXAMPLE OF FRONT-END SALES LOADS

    An example of the actual front-end sales load for a policy is shown below. The example uses the same specific information (i.e., issue age, Face Amount, premium payment level, etc.) as the illustration on page 11 of the Statement of Additional Information.

Death Benefit Option:                    Level
Face Amount:                             $250,000
Charges Assumed:                         Current
Issue Age/Sex/Class:                     45/Male/Preferred
Guideline Annual Premium:                $4,483.41
Annual Planned Premium:                  $3,250.00
Assumed Gross Annual Investment Return   0%

    The "Total Cumulative Sales Load if Surrendered" column in the table below represents the sum of all sales loads which would have been assessed since the date of policy issue, assuming a policy surrender at the end of the corresponding policy year.

    The amount shown in the column entitled "Total Cumulative Sales Load if Surrendered" is calculated as followed:

    (1) The sum of the cumulative front-end sales load; plus

    (2) the actual Surrender Charge for the policy year.

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                       ADDITIONAL CHARGES IF SURRENDERED

             CUMULATIVE                                                          TOTAL
              FRONT-END      MAXIMUM    YEAR END     ACTUAL        SALES       CUMULATIVE
  POLICY        SALES       SURRENDER    ACCOUNT    SURRENDER    SURRENDER   SALES LOAD IF
   YEAR         LOAD         CHARGE       VALUE      CHARGE*      CHARGE     SURRENDERED**
----------  -------------  -----------  ---------  -----------  -----------  --------------
    1                65         3,000       1,896       1,896          630            695
    2               130         3,000       3,881       3,000        1,750          1,880
    3               195         3,000       5,770       3,000        1,750          1,945
    4               260         3,000       7,560       3,000        1,750          2,010
    5               325         3,000       9,223       3,000        1,750          2,075
    6               390         2,727      10,977       2,727        1,590          1,980
    7               455         2,455      12,537       2,455        1,433          1,888
    8               520         2,183      13,995       2,183        1,273          1,793
    9               585         1,910      15,393       1,910        1,113          1,698
    10              650         1,638      16,574       1,638          955          1,605
    11              715         1,363      17,966       1,363          795          1,510
    12              780         1,090      19,344       1,090          638          1,418
    13              845           818      20,571         818          478          1,323
    14              910           545      21,631         545          318          1,228
    15              975           273      22,506         273          160          1,135
    16             1040             0      23,176           0            0          1,040

     * The Actual Surrender Charge assessed is the smaller of:

       (a)  The contractual maximum Surrender Charge, and

       (b)  Account Value at policy year-end.

    ** The "Total Cumulative Sales Load If Surrendered" column assumes a surrender of the policy at the end of the policy year. The amounts shown therein equal:

       (a)  The cumulative front-end sales load; plus

       (b)  The Sales Surrender Charge.

    PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

    We also deduct a 1.25% charge from each premium payment to cover the estimated costs to us of the federal income tax treatment of the policy's deferred acquisition costs under Section 848 of the Code. We have determined that such federal tax charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums. We must factor in the federal tax charge when computing the maximum sales load.

                         DEDUCTIONS FROM ACCOUNT VALUE

    MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

(1) the charge for the cost of insurance;

(2) the monthly administrative charge;

(3) the mortality and expense risk charge;

(4) the charges for additional benefits provided by rider, if any.

    COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:

 (i) the cost of insurance rate per $1,000; multiplied by

 (ii) the amount at risk; divided by

(iii) $1,000.

    On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

    The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the insured's risk class. We will determine the cost of insurance

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

rate at the start of each policy year. Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

    Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

    MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $25 per month in policy year 1, $10 per month in policy year 2 through 10, and $5 per month thereafter, not to exceed $7.50 per month in policy years 11 and later.

    The sum of the monthly administrative charge and the administrative expense surrender charge will not exceed our costs for providing administrative services for the policy.

    MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge for any Monthly Activity Date is equal to:

 (i) the mortality and expense risk rate; multiplied by

 (ii) the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

    The current and maximum mortality and expense risk rate for policy years 1 through 10 is 0.80% (.067% per month). Thereafter, the current rate is 0.25% (.021% per month), with a maximum mortality and expense risk rate of 0.50% (.042% per month).

    The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

    RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

    SURRENDER CHARGES -- A surrender charge is assessed against the Account Value if you surrender your policy, if you decrease your Face Amount below the initial Face Amount, or if your policy lapses. The surrender charge will apply during the first 15 policy years. It consists of (1) an administrative expense surrender charge and (2) a sales surrender charge.

    ADMINISTRATIVE EXPENSE SURRENDER CHARGE -- The administrative expense surrender charge covers the administrative expenses associated with underwriting and issuing a policy, including the costs of processing policy applications, conducting medical examinations, determining insurability and the insured's underwriting class, and establishing policy records. The administrative expense surrender charge varies, based on the insured's age on the date of issue. Your sales representative can provide you with the actual administrative expense surrender charge that applies to your issue age.

    The following table represents the administrative expense surrender charge for an insured age 45 on the date of issue. The amount of the administrative expense surrender charge remains level for five policy years. After the fifth policy anniversary, such charge decreases uniformly each month until the end of policy year 15, at which time it is zero.

            AMOUNT PER                AMOUNT PER
             $1,000 OF                 $1,000 OF
 POLICY    INITIAL FACE    POLICY    INITIAL FACE
  YEAR        AMOUNT        YEAR        AMOUNT
---------  -------------  ---------  -------------
    1        $    5.00        9        $    3.18
    2        $    5.00       10        $    2.73
    3        $    5.00       11        $    2.27
    4        $    5.00       12        $    1.82
    5        $    5.00       13        $    1.36
    6        $    4.55       14        $    0.91
    7        $    4.09       15        $    0.45
    8        $    3.64       16        $    0.00

    The sum of the administrative expense surrender charge and the monthly administrative charge will not exceed our costs in providing administrative services. We do not expect to profit from the administrative expense surrender charge.

    SALES SURRENDER CHARGE -- The sales surrender charge covers expenses relating to the sale and distribution of the policy, including commissions paid to any sales personnel, the cost of preparing sales literature and other promotional activities. The sales surrender charge varies, based on the insured's age on the date of issue. Your sales representative can provide you with the actual sales surrender charge that applies to your issue age.

    The following table represents the sales surrender charge for an insured age 45 on the date of issue. The amount of such charge remains level for five policy years. After the fifth policy anniversary, the sales surrender charge

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

decreases uniformly each month until the end of policy year 15, at which time it is zero.

            AMOUNT PER                AMOUNT PER
             $1,000 OF                 $1,000 OF
 POLICY    INITIAL FACE    POLICY    INITIAL FACE
  YEAR        AMOUNT        YEAR        AMOUNT
---------  -------------  ---------  -------------
    1        $    7.00        9        $    4.45
    2        $    7.00       10        $    3.82
    3        $    7.00       11        $    3.18
    4        $    7.00       12        $    2.55
    5        $    7.00       13        $    1.91
    6        $    6.36       14        $    1.27
    7        $    5.73       15        $    0.64
    8        $    5.09       16        $    0.00

                             CHARGES FOR THE FUNDS

    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

                                  YOUR POLICY

                                CONTRACT RIGHTS

    POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

    BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you if living; or, otherwise, to your estate.

    ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

    STATEMENTS -- We will send you a statement at least once each year, showing:

(a) the current Account Value, Cash Surrender Value and Face Amount;
(b) the premiums paid, monthly deduction amounts and any loans since your last statement;

(c) the amount of any Indebtedness;

(d) any notifications required by the provisions of your policy; and

(e) any other information required by the Insurance Department of the state where your policy was delivered.

                              CONTRACT LIMITATIONS

    ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.

    TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

    You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.

    TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

    DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

                    CHANGES TO CONTRACT OR SEPARATE ACCOUNT

    MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

    CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

    SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

                                 OTHER BENEFITS

    DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

    You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

    The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.

    SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider.

    MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of the death of the second insured, regardless of the age of either insured, subject to certain death benefit and premium restrictions.

    YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.

    DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount in the event of total disability prior to the insured reaching age 65 and continuing for at least six months. If the Deduction Amount Waiver Rider is added to your policy, the Monthly Deduction Amounts will be increased to include the charges for the rider.

    WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If the insured becomes totally disabled, we will credit the policy with a premium equal to the Specified Amount Disability Benefit as defined in your policy, for as long as the insured remains totally disabled.

    ACCIDENTAL DEATH BENEFIT RIDER -- We will increase the amount paid upon the death of the insured if the death results from an accident.

    SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

    FIRST OPTION -- Interest Income

    Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

    SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

    THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected, which may be from one to 30 years.

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

    FOURTH OPTION -- Life Income

      Life Annuity -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

      Life Annuity with 120 Monthly Payments Certain -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

    The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

    The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Other arrangements for income payments may be agreed upon.

    BENEFITS AT MATURITY -- If the insured is living on the maturity date, we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, the policy will terminate and Hartford will have no further obligations under the policy.

                              CLASS OF PURCHASERS

    REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

                                    PREMIUMS

    APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

    Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

    PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

    The policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the death benefit guarantee is available.

    You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Fund Sub-Account on the later of the policy date or the date we receive the initial premium payment. We will then allocate the value in the Hartford Money Market Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

    You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.

    You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

    ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

    The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

    ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

    All valuations in connection with a policy, e.g., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

    ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

    The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

    A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

    We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                               DEATH BENEFITS AND
                                 POLICY VALUES

    DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.

    DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

1.  Under Option A, the current Face Amount.

2.  Under Option B, the current Face Amount plus the Account Value.

3. Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $2.5 million.

    OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

    DEATH BENEFIT GUARANTEE -- The death benefit guarantee will keep your policy in force, regardless of the investment performance of the Sub-Accounts, provided the following conditions are met:

1. The policy is in the first 10 policy years (except in certain states where a period less than 10 years may apply); and

2. On each Monthly Activity Date during the first 10 policy years the cumulative premium paid into the policy, less Indebtedness and less any withdrawals, equals or exceeds the Cumulative Death Benefit Guarantee premium on that date.

    If the Face Amount has not been increased or decreased, the Cumulative Death Benefit Guarantee Premium is the aggregate of:

1. the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; and

2. the current monthly Death Benefit Guarantee Premium shown on the policy's specifications page.

    The monthly Death Benefit Guarantee Premium will be adjusted to reflect any increases or decreases in the Face Amount during the death benefit guarantee period. We will send you a schedule showing the new monthly Death Benefit Guarantee Premium required for this period and the Death Benefit Guarantee Premium received to date.

    While the death benefit guarantee is available, the death benefit will be the Face Amount, regardless of the selected death benefit option.

    MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value..........................      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................    Level       Level

    In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

    INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect. We reserve the right to limit the number of increases or decreases made under the policy to not more than one in any 12 month period.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that allowed by our minimum rules then in effect. If you ask to decrease your Face Amount below the initial Face Amount, a Surrender Charge may be assessed, equal to:

1.  the Surrender Charge applicable to the current policy year; multiplied by

2.  the percentage described below.

    The percentage used to determine the Surrender Charge will be calculated by:

1. subtracting the requested Face Amount from the lowest Face Amount prior to the request; and

2.  dividing that difference by the lowest Face Amount prior to the request.

    The Surrender Charge assessed will be deducted from your Account Value on the Monthly Activity Date effective for the decrease.

    All requests to increase the Face Amount must be applied for on a new policy application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy's specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of increase is made.

    CHARGES AND CONTRACT VALUES -- Your contract values decrease due to the deduction of policy charges. Contract values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your contract lapses, the contract terminates and no death benefit will be paid.

                            MAKING WITHDRAWALS FROM
                                  YOUR POLICY

    SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

    WITHDRAWALS -- You may make one withdrawal each calendar month. The minimum withdrawal is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to our rules then in effect. Unless specified otherwise, the withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a withdrawal charge. However, we reserve the right to charge up to $10 per withdrawal.

    Additionally, a Surrender Charge, equal to the proportion of the current Surrender Charge represented by the amount of the withdrawal to the Account Value immediately prior to such withdrawal, will be deducted from the Account Value. Any decrease in the Face Amount resulting from a withdrawal may result in a partial Surrender Charge.

    RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period ends the later of 10 days after you receive your policy, 10 days after we deliver to you a Notice of Right to Withdraw, or 45 days after you sign the application for your policy (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

    RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

                                     LOANS

    AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Value on the date we grant a loan. The minimum loan is $500.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

    Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

    If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, your policy will terminate. See "Lapse and Reinstatement."

    INTEREST CHARGED ON INDEBTEDNESS -- Interest on Indebtedness will accrue daily. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis. Policy loan rates are shown below.

                                                FIXED ACCOUNT MINIMUM
 POLICY YEAR    PORTION OF INDEBTEDNESS          CREDITED RATE PLUS
--------------  ------------------------------  ---------------------
     1-10       All Indebtedness                             2%
 11 and later   Preferred Loans (if any)                     0%
                All Indebtedness in excess of
                Preferred Loans                              1%

    CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4%.

    PREFERRED LOAN -- If, at any time after the tenth policy anniversary, the Account Value exceeds the total of all premiums paid since issue, a Preferred Loan will be available. The amount available for a Preferred Loan is the amount by which the Account Value exceeds total premiums paid. The amount of Indebtedness that qualifies as a Preferred Loan is determined by Hartford on each Monthly Activity Date. The amount of the Loan Account that equals a Preferred Loan will be credited with interest at a rate of 4%. A lower interest rate is charged on Preferred Loans than on the rest of your Indebtedness, if any.

    LOAN REPAYMENTS -- You can repay all or any part of your Indebtedness at any time. The amount of policy loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and the Sub-Accounts in the same percentage as premium payments are allocated. Each repayment must be at least $50.

    EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

                            LAPSE AND REINSTATEMENT

    LAPSE AND GRACE PERIOD -- During the first policy year, your policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.

    During the second policy year, your policy will be in default on any Monthly Activity Date on which the Account Value, less Indebtedness, less 50% of the Surrender Charge for the second policy year, is insufficient to cover the Monthly Deduction Amount.

    During the third policy year and thereafter, your policy will be in default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

    A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premium that will be required to continue the policy in force. The premium required will be no greater than the amount required to pay Monthly Deduction Amounts during the Grace Period plus three additional Monthly Deduction Amounts. Unless the death benefit guarantee is available, your policy will terminate without value if the required premium is not paid by the end of the Grace Period. If the death benefit guarantee is available and sufficient premium has not been paid by the end of the Grace Period, the death benefit will be reduced to the Face Amount and any policy riders will no longer be in force. If the insured dies during the Grace Period, we will pay the death proceeds.

    DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the death benefit guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the death benefit guarantee period in effect.

    If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the death benefit guarantee will be deemed to be in default as of that Monthly Activity Date and the Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the death benefit guarantee.

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    The death benefit guarantee will be removed from the policy at the end of the Grace Period if we have not received the amount of premium required to continue such guarantee.

    REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

1.  You request reinstatement in writing within five years after termination;

2.  You submit satisfactory evidence of insurability to us;

3. Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

4. You pay a premium sufficient to cover ( a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.

    The Account Value on the reinstatement date equals:

1.  The Cash Value at the time of policy termination; plus

2. Net Premiums derived from premiums paid at the time of policy reinstatement; minus

3. The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

4. The Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.

                                     TAXES

                                    GENERAL

    Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

    Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT

    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy. (See "Premiums -- Accumulation Unit Values").

    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

                       INCOME TAXATION OF POLICY BENEFITS

    For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

    Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

    During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

    The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the policy is extended by rider, Hartford believes that the policy will continue to be

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                          MODIFIED ENDOWMENT CONTRACTS

    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC.

    If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

    A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the contract is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

    Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

    Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.

    All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

    Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.

                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the death proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the Insured owned the policy. If the policy owner was not the Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (for
1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

    If the policy owner (whether or not he or she is the Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

                          DIVERSIFICATION REQUIREMENTS

    The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

    The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

    In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

    The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

    Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD

    Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for Federal income tax purposes.

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                        LIFE INSURANCE PURCHASED FOR USE
                          IN SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

                               LEGAL PROCEEDINGS

    There are no pending material legal proceedings to which the Separate Account is a party.

                                 OTHER MATTERS

                                   YEAR 2000

    IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

    The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.

    INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.

    THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.

    YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.

    RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.

    Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                           GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The premium required to maintain the Death Benefit guarantee.

DEATH BENEFIT GUARANTEE PREMIUM: The amount of monthly premium required to keep the Death Benefit guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative Death Benefit Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.
MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Hartford Life Insurance Company, sometimes referred to as
"Hartford."

YOU, YOUR: the owner of the policy.

                      WHERE YOU CAN FIND MORE INFORMATION

    You can call us at 1-800-231-5453 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

    We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

                                     PART B

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                             SEPARATE ACCOUNT VL I

    This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at P.O. Box 2999, Hartford, CT 06104-2999, or if you call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 3, 1999
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 1999

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY.......................................     3
 SERVICES..............................................................     5
 EXPERTS...............................................................     5
 DISTRIBUTION OF THE POLICIES..........................................     5
 ADDITIONAL INFORMATION ABOUT CHARGES..................................     6
 ILLUSTRATION OF BENEFITS..............................................     8
 FINANCIAL STATEMENTS..................................................  SA-1

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

                              GENERAL INFORMATION
                                  AND HISTORY

    HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

    Hartford Life Insurance Company is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

    The following table shows a brief description of the business experience of officers and Directors of Hartford Life Insurance Company:

                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Wendell J. Bossen            Vice President, 1992**                 Vice President (1992-Present), Hartford Life and Accident
                                                                      Insurance Company; President (1992-Present), International
                                                                      Corporate Marketing Group, Inc.; Executive Vice President
                                                                      (1984-1992), Mutual Benefit.

Gregory A. Boyko             Senior Vice President,                 Vice President and Controller (1995-1997), Hartford Life
                             Director 1997                            Insurance Company; Director (1997-Present); Senior Vice
                                                                      President (1997-Present), Chief Financial Officer & Treasurer
                                                                      (1997-1998); Vice President & Controller (1995-1997), Hartford
                                                                      Life and Accident Insurance Company; Senior Vice President,
                                                                      Chief Financial Officer & Treasurer (1997-Present), Hartford
                                                                      Life, Inc.; Chief Financial Officer (1994-1995), IMG American
                                                                      Life; Senior Vice President (1992-1994), Connecticut Mutual
                                                                      Life Insurance Company.

Peter W. Cummins             Senior Vice President, 1997            Vice President (1989-1997); Director of Broker Dealer Sales-ILAD
                                                                      (1989-1992), Hartford; Senior Vice President (1997-Present)
                                                                      Vice President (1989-1997); Director of Broker Dealer
                                                                      Sales-ILAD (1989-1991), Hartford Life and Accident Insurance
                                                                      Company.

Timothy M. Fitch             Vice President, 1995                   Assistant Vice President (1992-1995), Hartford; Vice President
                                                                      (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                      President (1992-1995), Hartford Life and Accident Insurance
                                                                      Company.

Mary Jane B. Fortin          Vice President & Chief                 Vice President & Chief Accounting Officer, (1998-Present),
                             Accounting Officer, 1998                 Hartford Life & Annuity Insurance Company; Vice President &
                                                                      Chief Accounting Officer, (1998-Present), Royal Life Insurance
                                                                      Company of America; Vice President & Chief Accounting Officer
                                                                      (1998-Present) Alpine Life Insurance Company; Chief Accounting
                                                                      Officer (1997-Present), Hartford Life, Inc.; Director, Finance
                                                                      (1995-1997), Value Health, Inc.; Senior Manager (1993-1995),
                                                                      Coopers and Lybrand; Audit Manager (1993-1996) Arthur Andersen
                                                                      & Co.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
David T. Foy                 Senior Vice President and              Senior Vice President (1998-Present), Vice President (1998),
                             Treasurer, 1998                          Assistant Vice President (1995-1998), Hartford; Senior Vice
                                                                      President (1998-Present), Hartford Life and Accident Insurance
                                                                      Company; Director, Strategic Planning Corporate Finance
                                                                      (1995-1996), IA Product Development (1994-1995), Hartford;
                                                                      Various Actuarial Roles (1989-1993), Milliman & Robertson.

Lynda Godkin                 Senior Vice President, 1997            Associate General Counsel (1995-1996); Assistant General Counsel
                             General Counsel, 1996                    and Secretary (1994-1995); Counsel (1990-1994), Hartford;
                             Corporate Secretary, 1995                Director (1997-Present); Senior Vice President (1997-Present);
                             Director, 1997                           General Counsel (1996-Present); Corporate Secretary
                                                                      (1995-Present); Associate General Counsel (1995-1996);
                                                                      Assistant General Counsel and Secretary (1994-1995); Counsel
                                                                      (1990-1994), Hartford Life and Accident Insurance Company;
                                                                      Vice President and General Counsel (1997-Present), Hartford
                                                                      Life, Inc.

Lois W. Grady                Senior Vice President, 1998            Vice President (1993-1998); Assistant Vice President
                                                                      (1987-1993), Hartford; Senior Vice President, 1998); Vice
                                                                      President (1993-1997); Assistant Vice President (1987-1993),
                                                                      Hartford Life and Accident Insurance Company.

Stephen T. Joyce             Vice President, 1997                   Assistant Vice President (1994-1997), Hartford; Assistant Vice
                                                                      President (1994-1997), Hartford Life and Accident Insurance
                                                                      Company.

Michael D. Keeler            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                      Insurance Company; Vice President (1995-1997), Providian
                                                                      Insurance; Supervisor/ Manager (1985-1995), U.S. West
                                                                      Communications.

Robert A. Kerzner            Senior Vice President, 1998            Vice President, (1995-1998); Regional Vice President
                                                                      (1991-1994), Hartford; Vice President (1994-1997), Hartford
                                                                      Life and Accident Insurance Company.

Thomas M. Marra              Executive Vice President, 1995         Senior Vice President (1994-1995); Vice President (1989-1994);
                             Director, 1994*                          Actuary (1987-1995), Hartford; Director (1994-Present);
                                                                      Executive Vice President (1995-Present); Senior Vice President
                                                                      (1994-1995); Director, Individual Life and Annuity Division
                                                                      (1994-Present); Actuary (1987-1997), Hartford Life and
                                                                      Accident Insurance Company; Executive Vice President,
                                                                      Individual Life and Annuities (1997-Present), Hartford Life,
                                                                      Inc.

Joseph J. Noto               Vice President, 1989                   Executive Vice President & Chief Operating Officer
                                                                      (1997-Present); Director (1994-Present); President
                                                                      (1994-1997), American Maturity Life Insurance Company; Vice
                                                                      President (1989-1997), Hartford Life and Accident Insurance
                                                                      Company.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Craig R. Raymond             Senior Vice President, 1997 Chief      Vice President (1993-1997); Assistant Vice President
                             Actuary, 1994                            (1992-1993); Actuary (1990-1994), Hartford; Senior Vice
                                                                      President (1997-Present); Chief Actuary (1995-Present); Vice
                                                                      President (1993-1997); Actuary (1990-1995), Hartford Life and
                                                                      Accident Insurance Company; Vice President and Chief Actuary
                                                                      (1997-Present), Hartford Life, Inc.

Donald A. Salama             Vice President, 1997                   Vice President (1997-Present), Hartford Life and Accident
                                                                      Insurance Company; Principal and Director Institutional Sales
                                                                      (1995-1998), The Vanguard Group; Senior Vice President
                                                                      (1994-1995), Mercantile Ban-corporation; Vice President
                                                                      (1988-1994), Bankers Trust Company.

Lowndes A. Smith             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                             Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief Executive
                             Director, 1981*                          Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                      Hartford Life and Accident Insurance Company; Chief Executive
                                                                      Officer and President and Director (1997-Present), Hartford
                                                                      Life, Inc.

David M. Znamierowski        Senior Vice President, 1997            Vice President (1997), Hartford; Director (1998-Present); Senior
                             Director, 1998*                          Vice President (1997-Present); Hartford Life and Accident
                                                                      Insurance Company; Vice President, Investment Strategy
                                                                      (1997-Present), Hartford Life, Inc.; Vice President,
                                                                      Investment Strategy & Policy (1991-1996), Aetna Life and
                                                                      Casualty.

---------

 * Denotes date of election to Board of Directors of Hartford.

** Affiliated Company of The Hartford Financial Services Group, Inc.

    Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

    SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

                                    SERVICES

    SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                                    EXPERTS

    INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

    ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Kenneth A. McCullum, FSA, MAAA, Assistant Vice President and Director, Individual Life Product Development, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

                            DISTRIBUTION OF POLICIES

    Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.

    During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, 2.0% of premium paid between the Target Premium and a 2nd Tier Target Premium and 1.0% of premium paid in excess of the 2nd Tier Target Premium. The Target Premium and the 2nd Tier Target Premium are amounts used to calculate sales commissions. The amounts vary by the: (1) age; (2) gender; and (3) underwriting of the class of the Insured. In Policy Years 2 and later, sales representative commissions will not exceed 2.0% of the premiums paid. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not affect the amounts paid by the policy owner to purchase, hold or surrender variable insurance products.

    The following table shows officers and directors of HESCO:

NAME AND PRINCIPAL
BUSINESS ADDRESS         POSITIONS AND OFFICES
-----------------------  ----------------------------------------
Lowndes A. Smith         President and Chief Executive Officer,
                          Director
Thomas M. Marra          Executive Vice President, Director
Peter W. Cummins         Senior Vice President
Lynda Godkin             Senior Vice President, General Counsel
                          and Corporate Secretary
Donald E. Waggaman, Jr.  Treasurer
George R. Jay            Controller

                             ADDITIONAL INFORMATION
                                 ABOUT CHARGES

    SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current maximum front-end sales load for all premiums is 2.0% in Policy Years 1 through 10. Thereafter, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.

    The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.

    REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

    UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

    The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each policy year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

    Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

    INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES

    The following tables illustrate the way in which the Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time, assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume a male, preferred, age 45, with $250,000 of Face Amount and a premium of $3,250 paid in all years.

    The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.

    The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.

    The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.71% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.71% average daily charge) of -0.71%, 5.29% and 11.29%, respectively.

    In addition, the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account the front-end sales load, federal tax charge, premium tax charge, Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge. For purpose of the illustrations in this Statement of Additional Information, the premium tax charge and federal tax charge is assumed to be an average of 3.5%.

    The hypothetical returns shown in the illustrations are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12%, respectively, to cover any tax charges.

    The "Premiums Accumulated at 5% Interest Per Year " column of each illustration table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.

    Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, a Policy's proposed Face Amount or the initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates, which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              3,413         2,191          --         250,000        2,191          --         250,000
      2              6,996         4,736       1,736         250,000        4,736       1,736         250,000
      3             10,758         7,479       4,479         250,000        7,479       4,479         250,000
      4             14,708        10,436       7,436         250,000       10,436       7,436         250,000
      5             18,856        13,707      10,707         250,000       13,625      10,625         250,000

      6             23,212        17,241      14,541         250,000       17,061      14,361         250,000
      7             27,785        21,082      18,682         250,000       20,760      18,360         250,000
      8             32,586        25,257      23,157         250,000       24,737      22,637         250,000
      9             37,628        29,793      27,993         250,000       29,010      27,210         250,000
     10             42,922        34,727      33,227         250,000       33,601      32,101         250,000

     11             48,481        40,519      39,334         250,000       38,685      37,500         250,000
     12             54,317        46,982      46,082         250,000       44,176      43,276         250,000
     13             60,446        54,068      53,468         250,000       50,121      49,521         250,000
     14             66,880        61,845      61,545         250,000       56,566      56,266         250,000
     15             73,637        70,390      70,240         250,000       63,557      63,407         250,000

     16             80,731        79,793      79,793         250,000       71,154      71,154         250,000
     17             88,180        90,158      90,158         250,000       79,425      79,425         250,000
     18             96,002       101,599     101,599         250,000       88,439      88,439         250,000
     19            104,214       114,253     114,253         250,000       98,286      98,286         250,000
     20            112,838       128,289     128,289         250,000      109,079     109,079         250,000

     25            162,869       228,454     228,454         265,006      183,522     183,522         250,000
     30            226,723       399,878     399,878         427,870      316,735     316,735         338,906

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST     ACCOUNT     SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1              3,413         2,043          --       250,000        2,043          --         250,000
      2              6,996         4,299       1,299       250,000        4,299       1,299         250,000
      3             10,758         6,589       3,589       250,000        6,589       3,589         250,000
      4             14,708         8,909       5,909       250,000        8,909       5,909         250,000
      5             18,856        11,336       8,336       250,000       11,255       8,255         250,000

      6             23,212        13,789      11,089       250,000       13,617      10,917         250,000
      7             27,785        16,286      13,886       250,000       15,985      13,585         250,000
      8             32,586        18,820      16,720       250,000       18,343      16,243         250,000
      9             37,628        21,384      19,584       250,000       20,676      18,876         250,000
     10             42,922        23,972      22,472       250,000       22,969      21,469         250,000

     11             48,481        26,921      25,736       250,000       25,314      24,129         250,000
     12             54,317        30,029      29,129       250,000       27,599      26,699         250,000
     13             60,446        33,170      32,570       250,000       29,813      29,213         250,000
     14             66,880        36,334      36,034       250,000       31,934      31,634         250,000
     15             73,637        39,507      39,357       250,000       33,934      33,784         250,000

     16             80,731        42,677      42,677       250,000       35,781      35,781         250,000
     17             88,180        45,825      45,825       250,000       37,440      37,440         250,000
     18             96,002        48,927      48,927       250,000       38,859      38,859         250,000
     19            104,214        51,954      51,954       250,000       39,981      39,981         250,000
     20            112,838        54,882      54,882       250,000       40,748      40,748         250,000

     25            162,869        68,426      68,426       250,000       36,805      36,805         250,000
     30            226,723        73,726      73,726       250,000        6,846       6,846         250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                             $3,250 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.71% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              3,413         1,896          --         250,000        1,896          --         250,000
      2              6,996         3,881         881         250,000        3,881         881         250,000
      3             10,758         5,770       2,770         250,000        5,770       2,770         250,000
      4             14,708         7,560       4,560         250,000        7,560       4,560         250,000
      5             18,856         9,323       6,323         250,000        9,244       6,244         250,000

      6             23,212        10,977       8,277         250,000       10,814       8,114         250,000
      7             27,785        12,537      10,137         250,000       12,257       9,857         250,000
      8             32,586        13,995      11,895         250,000       13,560      11,460         250,000
      9             37,628        15,343      13,543         250,000       14,707      12,907         250,000
     10             42,922        16,574      15,074         250,000       15,684      14,184         250,000

     11             48,481        17,966      16,781         250,000       16,558      15,373         250,000
     12             54,317        19,344      18,444         250,000       17,235      16,335         250,000
     13             60,446        20,571      19,971         250,000       17,705      17,105         250,000
     14             66,880        21,631      21,331         250,000       17,946      17,646         250,000
     15             73,637        22,506      22,356         250,000       17,931      17,781         250,000

     16             80,731        23,176      23,176         250,000       17,631      17,631         250,000
     17             88,180        23,620      23,620         250,000       17,011      17,011         250,000
     18             96,002        23,804      23,804         250,000       16,022      16,022         250,000
     19            104,214        23,693      23,693         250,000       14,608      14,608         250,000
     20            112,838        23,253      23,253         250,000       12,716      12,716         250,000

     25            162,869        16,205      16,205         250,000           --          --              --
     30            226,723            --          --              --           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                             $3,250 PLANNED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              3,413         2,281          --         250,000        2,191          --         250,000
      2              6,996         4,932       1,932         250,000        4,736       1,736         250,000
      3             10,758         7,799       4,799         250,000        7,479       4,479         250,000
      4             14,708        10,901       7,901         250,000       10,436       7,436         250,000
      5             18,856        14,333      11,333         250,000       13,625      10,625         250,000

      6             23,212        18,053      15,325         250,000       17,061      14,334         250,000
      7             27,785        22,106      19,651         250,000       20,760      18,305         250,000
      8             32,586        26,523      24,341         250,000       24,737      22,556         250,000
      9             37,628        31,336      29,427         250,000       29,010      27,101         250,000
     10             42,922        36,586      34,949         250,000       33,601      31,965         250,000

     11             48,481        42,741      41,377         250,000       38,685      37,321         250,000
     12             54,317        49,608      48,517         250,000       44,176      43,085         250,000
     13             60,446        57,155      56,336         250,000       50,121      49,303         250,000
     14             66,880        65,458      64,913         250,000       56,566      56,020         250,000
     15             73,637        74,604      74,331         250,000       63,557      63,285         250,000

     16             80,731        84,691      84,691         250,000       71,154      71,154         250,000
     17             88,180        95,834      95,834         250,000       79,425      79,425         250,000
     18             96,002       108,161     108,161         250,000       88,439      88,439         250,000
     19            104,214       121,824     121,824         250,000       98,286      98,286         250,000
     20            112,838       137,004     137,004         250,000      109,079     109,079         250,000

     25            162,869       245,068     245,068         284,279      183,522     183,522         250,000
     30            226,723       428,130     428,130         458,099      316,735     316,735         338,906

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                             $3,250 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)

                                        CURRENT CHARGES*                      GUARANTEED CHARGES**
               PREMIUMS       ------------------------------------   --------------------------------------
  END OF      ACCUMULATED                     CASH                                    CASH
  POLICY    AT 5% INTEREST     ACCOUNT     SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR         VALUE        VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   ----------   ----------   ----------   -----------   -----------   ----------
      1              3,413         2,130          --       250,000        2,043          --         250,000
      2              6,996         4,484       1,484       250,000        4,299       1,299         250,000
      3             10,758         6,883       3,883       250,000        6,589       3,589         250,000
      4             14,708         9,325       6,325       250,000        8,909       5,909         250,000
      5             18,856        11,879       8,879       250,000       11,255       8,255         250,000

      6             23,212        14,475      11,748       250,000       13,617      10,890         250,000
      7             27,785        17,128      14,674       250,000       15,985      13,530         250,000
      8             32,586        19,833      17,652       250,000       18,343      16,161         250,000
      9             37,628        22,586      20,677       250,000       20,676      18,767         250,000
     10             42,922        25,382      23,746       250,000       22,969      21,332         250,000

     11             48,481        28,561      27,197       250,000       25,314      23,950         250,000
     12             54,317        31,912      30,821       250,000       27,599      26,508         250,000
     13             60,446        35,323      34,504       250,000       29,813      28,995         250,000
     14             66,880        38,787      38,242       250,000       31,934      31,388         250,000
     15             73,637        42,295      42,023       250,000       33,934      33,661         250,000

     16             80,731        45,838      45,838       250,000       35,781      35,781         250,000
     17             88,180        49,403      49,403       250,000       37,440      37,440         250,000
     18             96,002        52,971      52,971       250,000       38,859      38,859         250,000
     19            104,214        56,522      56,522       250,000       39,981      39,981         250,000
     20            112,838        60,038      60,038       250,000       40,748      40,748         250,000

     25            162,869        77,653      77,653       250,000       36,805      36,805         250,000
     30            226,723        90,756      90,756       250,000        6,846       6,846         250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                          DEATH BENEFIT OPTION: LEVEL
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                             $3,250 PLANNED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-.71% NET)

                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              3,413         1,981          --         250,000        1,896          --         250,000
      2              6,996         4,055       1,055         250,000        3,881         881         250,000
      3             10,758         6,040       3,040         250,000        5,770       2,770         250,000
      4             14,708         7,931       4,931         250,000        7,560       4,560         250,000
      5             18,856         9,795       6,795         250,000        9,244       6,244         250,000

      6             23,212        11,557       8,829         250,000       10,814       8,086         250,000
      7             27,785        13,231      10,776         250,000       12,257       9,802         250,000
      8             32,586        14,810      12,628         250,000       13,560      11,378         250,000
      9             37,628        16,287      14,378         250,000       14,707      12,798         250,000
     10             42,922        17,655      16,019         250,000       15,684      14,048         250,000

     11             48,481        19,194      17,831         250,000       16,558      15,194         250,000
     12             54,317        20,720      19,629         250,000       17,235      16,144         250,000
     13             60,446        22,108      21,290         250,000       17,705      16,887         250,000
     14             66,880        23,345      22,800         250,000       17,946      17,401         250,000
     15             73,637        24,416      24,143         250,000       17,931      17,659         250,000

     16             80,731        25,303      25,303         250,000       17,631      17,631         250,000
     17             88,180        25,988      25,988         250,000       17,011      17,011         250,000
     18             96,002        26,440      26,440         250,000       16,022      16,022         250,000
     19            104,214        26,631      26,631         250,000       14,608      14,608         250,000
     20            112,838        26,531      26,531         250,000       12,716      12,716         250,000

     25            162,869        21,791      21,791         250,000           --          --              --
     30            226,723         2,675       2,675         250,000           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THESE VALUES REFLECT CURRENT FRONT-END SALES LOADS OF 2% IN YEARS 1 THROUGH
      10 AND 0% THEREAFTER, AND GUARANTEED FRONT-END SALES LOADS OF 2% IN ALL
      YEARS. THE SURRENDER CHARGE EFFECTIVE IN ANY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Hartford Life Insurance Company                                             SA-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company

Separate Account Variable Life One and to the
Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Variable Life One (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Asset Manager Portfolio, Growth and Income Fund, International Advisers Fund, Small Company Fund, and MidCap Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1999

SA-2                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                BOND            STOCK
                                FUND             FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 6,338,521
    Cost $6,407,984
      Market Value.......    $  6,849,818         --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 8,654,685
    Cost $39,050,787
      Market Value.......        --           $ 56,789,154
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 22,626,947
    Cost $22,626,947
      Market Value.......        --               --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 11,268,727
    Cost $25,520,412
      Market Value.......        --               --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 12,361,609
    Cost $48,180,010
      Market Value.......        --               --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 1,534,123
    Cost $1,615,108
      Market Value.......        --               --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 8,077,308
    Cost $20,618,371
      Market Value.......        --               --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 13,651,826
    Cost $17,625,868
      Market Value.......        --               --
  Due from Hartford Life
   Insurance Company.....           2,281           48,656
  Receivable from fund
   shares sold...........        --               --
                           --------------   --------------
  Total Assets...........       6,852,099       56,837,810
                           --------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --               --
  Payable for fund shares
   purchased.............           2,282           48,654
                           --------------   --------------
  Total Liabilities......           2,282           48,654
                           --------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........    $  6,849,817     $ 56,789,156
                           --------------   --------------
                           --------------   --------------
  Units Owned by
   Participants..........       4,611,675       18,098,312
  Unit Values............    $   1.485321     $   3.137815

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-3
--------------------------------------------------------------------------------

                                                                  CAPITAL          MORTGAGE                        INTERNATIONAL
                            MONEY MARKET        ADVISERS       APPRECIATION       SECURITIES         INDEX         OPPORTUNITIES
                                FUND              FUND             FUND              FUND             FUND              FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 6,338,521
    Cost $6,407,984
      Market Value.......        --                --               --                --               --                --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 8,654,685
    Cost $39,050,787
      Market Value.......        --                --               --                --               --                --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 22,626,947
    Cost $22,626,947
      Market Value.......    $  22,626,947         --               --                --               --                --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 11,268,727
    Cost $25,520,412
      Market Value.......        --            $ 33,640,001         --                --               --                --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 12,361,609
    Cost $48,180,010
      Market Value.......        --                --           $  58,829,898         --               --                --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 1,534,123
    Cost $1,615,108
      Market Value.......        --                --               --            $  1,663,837         --                --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 8,077,308
    Cost $20,618,371
      Market Value.......        --                --               --                --           $ 28,839,639          --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 13,651,826
    Cost $17,625,868
      Market Value.......        --                --               --                --               --            $  18,496,272
  Due from Hartford Life
   Insurance Company.....          196,010           33,609           112,081            4,590           28,000             33,450
  Receivable from fund
   shares sold...........        --                --               --                --               --                --
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Total Assets...........       22,822,957       33,673,610        58,941,979        1,668,427       28,867,639         18,529,722
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --               --                --               --                --
  Payable for fund shares
   purchased.............          195,975           33,818           112,003            4,590           27,998             33,430
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Total Liabilities......          195,975           33,818           112,003            4,590           27,998             33,430
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net Assets (variable
   life contract
   liabilities)..........    $  22,626,982     $ 33,639,792     $  58,829,976     $  1,663,837     $ 28,839,641      $  18,496,292
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Units Owned by
   Participants..........       17,353,284       13,860,140        23,850,964        1,155,389        9,694,851         10,885,499
  Unit Values............    $    1.303902     $   2.427089     $    2.466566     $   1.440067     $   2.974738      $    1.699168

SA-4                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1998

                              DIVIDEND       FIDELITY VIP
                             AND GROWTH     EQUITY-INCOME
                                FUND          PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
ASSETS:
  Investments:
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 10,070,783
    Cost $18,381,148
      Market Value.......    $ 21,757,786         --
    Fidelity VIP
     Equity-Income
     Portfolio
    Shares 629,161
    Cost $13,604,703
      Market Value.......        --           $ 15,993,265
    Fidelity VIP Overseas
     Portfolio
    Shares 377,944
    Cost $7,114,515
      Market Value.......        --               --
    Fidelity VIP II Asset
     Manager Portfolio
    Shares 131,689
    Cost $2,172,892
      Market Value.......        --               --
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 9,908
    Cost $11,036
      Market Value.......        --               --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 18,687
    Cost $20,445
      Market Value.......        --               --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
    Shares 121,607
    Cost $129,704
      Market Value.......        --               --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
    Shares 36,383
    Cost $44,977
      Market Value.......        --               --
  Due from Hartford Life
   Insurance Company.....          16,869           29,134
  Receivable from fund
   shares sold...........        --               --
                           --------------   --------------
  Total Assets...........      21,774,655       16,022,399
                           --------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --               --
  Payable for fund shares
   purchased.............          16,829           27,257
                           --------------   --------------
  Total Liabilities......          16,829           27,257
                           --------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........    $ 21,757,826     $ 15,995,142
                           --------------   --------------
                           --------------   --------------
  Units Owned by
   Participants..........       9,350,905        8,164,053
  Unit Values............    $   2.326815     $   1.959216

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-5
--------------------------------------------------------------------------------

                                             FIDELITY VIP
                            FIDELITY VIP          II             GROWTH        INTERNATIONAL        SMALL
                              OVERSEAS      ASSET MANAGER      AND INCOME        ADVISERS          COMPANY           MIDCAP
                             PORTFOLIO        PORTFOLIO           FUND             FUND              FUND             FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------   --------------   ---------------   --------------   --------------
ASSETS:
  Investments:
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 10,070,783
    Cost $18,381,148
      Market Value.......        --              --                --               --                --               --
    Fidelity VIP
     Equity-Income
     Portfolio
    Shares 629,161
    Cost $13,604,703
      Market Value.......        --              --                --               --                --               --
    Fidelity VIP Overseas
     Portfolio
    Shares 377,944
    Cost $7,114,515
      Market Value.......    $  7,577,777        --                --               --                --               --
    Fidelity VIP II Asset
     Manager Portfolio
    Shares 131,689
    Cost $2,172,892
      Market Value.......        --           $2,391,480           --               --                --               --
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 9,908
    Cost $11,036
      Market Value.......        --              --            $     11,750         --                --               --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 18,687
    Cost $20,445
      Market Value.......        --              --                --            $     21,578         --               --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
    Shares 121,607
    Cost $129,704
      Market Value.......        --              --                --               --            $    160,656         --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
    Shares 36,383
    Cost $44,977
      Market Value.......        --              --                --               --                --           $     52,364
  Due from Hartford Life
   Insurance Company.....          11,717         13,412                591             1,182         --               --
  Receivable from fund
   shares sold...........        --              --                --               --                --               --
                           --------------   --------------   --------------   ---------------   --------------   --------------
  Total Assets...........       7,589,494      2,404,892             12,341            22,760          160,656           52,364
                           --------------   --------------   --------------   ---------------   --------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --              --                --               --                --               --
  Payable for fund shares
   purchased.............          11,804         13,414                591             1,182         --               --
                           --------------   --------------   --------------   ---------------   --------------   --------------
  Total Liabilities......          11,804         13,414                591             1,182         --               --
                           --------------   --------------   --------------   ---------------   --------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........    $  7,577,690     $2,391,478       $     11,750      $     21,578     $    160,656     $     52,364
                           --------------   --------------   --------------   ---------------   --------------   --------------
                           --------------   --------------   --------------   ---------------   --------------   --------------
  Units Owned by
   Participants..........       4,955,460      1,365,483             10,209            21,418          149,259           47,443
  Unit Values............    $   1.529160     $ 1.751379       $   1.150984      $   1.007480     $   1.076363     $   1.103726

SA-6                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                                    CAPITAL          MORTGAGE
                                BOND            STOCK         MONEY MARKET        ADVISERS       APPRECIATION       SECURITIES
                                FUND             FUND             FUND              FUND             FUND              FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------   ---------------   --------------   ---------------   --------------
INVESTMENT INCOME:
  Dividends..............     $331,394        $   426,569       $1,322,027       $  662,962        $  310,421        $102,546
                           --------------   --------------   ---------------   --------------   ---------------   --------------
CAPITAL GAINS INCOME.....      --               1,117,421              440          796,015         2,575,286         --
                           --------------   --------------   ---------------   --------------   ---------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       71,193           (135,795)        --                (51,519)           (4,284)          9,356
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      185,585         10,569,607         --              4,603,991         4,194,822         (17,750)
                           --------------   --------------   ---------------   --------------   ---------------   --------------
    Net gain (loss) on
     investments.........      256,778         10,433,812         --              4,552,472         4,190,538          (8,394)
                           --------------   --------------   ---------------   --------------   ---------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $588,172        $11,977,802       $1,322,467       $6,011,449        $7,076,245        $ 94,152
                           --------------   --------------   ---------------   --------------   ---------------   --------------
                           --------------   --------------   ---------------   --------------   ---------------   --------------

  *  From inception, August 3, 1998, to December 31, 1998

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-7
--------------------------------------------------------------------------------

                                             INTERNATIONAL        DIVIDEND        FIDELITY VIP      FIDELITY VIP    FIDELITY VIP II
                               INDEX         OPPORTUNITIES       AND GROWTH      EQUITY-INCOME        OVERSEAS       ASSET MANAGER
                                FUND              FUND              FUND           PORTFOLIO         PORTFOLIO         PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------   ----------------   --------------   ----------------   --------------   ----------------
INVESTMENT INCOME:
  Dividends..............    $  234,014        $  238,928        $  339,438        $  155,210         $ 47,702          $ 47,628
                           --------------   ----------------   --------------   ----------------   --------------       --------
CAPITAL GAINS INCOME.....       458,685           863,200           480,886           552,364          140,597           142,885
                           --------------   ----------------   --------------   ----------------   --------------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (28,044)           35,100              (251)           (4,853)           9,814               779
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     4,990,372           808,400         1,697,176           701,127          379,546            80,467
                           --------------   ----------------   --------------   ----------------   --------------       --------
    Net gain (loss) on
     investments.........     4,962,328           843,500         1,696,925           696,274          389,360            81,246
                           --------------   ----------------   --------------   ----------------   --------------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $5,655,027        $1,945,628        $2,517,249        $1,403,848         $577,659          $271,759
                           --------------   ----------------   --------------   ----------------   --------------       --------
                           --------------   ----------------   --------------   ----------------   --------------       --------

                               GROWTH         INTERNATIONAL         SMALL
                             AND INCOME         ADVISERS           COMPANY           MIDCAP
                                FUND              FUND              FUND              FUND
                            SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                           ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends..............        $ 42            -$-               $--               -$-
                                -----             ------       ---------------        ------
CAPITAL GAINS INCOME.....      --                --                 --               --
                                -----             ------       ---------------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           3                 17            165,038          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         714              1,133             30,952            7,387
                                -----             ------       ---------------        ------
    Net gain (loss) on
     investments.........         717              1,150            195,990            7,387
                                -----             ------       ---------------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $759             $1,150           $195,990           $7,387
                                -----             ------       ---------------        ------
                                -----             ------       ---------------        ------

  *  From inception, August 3, 1998, to December 31, 1998

SA-8                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                BOND            STOCK
                                FUND             FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $    331,394     $    426,569
  Capital gains income...        --              1,117,421
  Net realized gain
   (loss) on security
   transactions..........          71,193         (135,795)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         185,585       10,569,607
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         588,172       11,977,802
                           --------------   --------------
UNIT TRANSACTIONS:
  Purchases..............       1,838,524        6,958,503
  Net transfers..........      (1,406,522)      12,649,168
  Surrenders for benefit
   payments and fees.....         (97,508)      (1,360,527)
  Net loan activity......        (146,115)        (537,841)
  Cost of insurance......        (358,266)      (1,755,336)
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (169,887)      15,953,967
                           --------------   --------------
  Net increase (decrease)
   in net assets.........         418,285       27,931,769
NET ASSETS:
  Beginning of period....       6,431,532       28,857,387
                           --------------   --------------
  End of period..........    $  6,849,817     $ 56,789,156
                           --------------   --------------
                           --------------   --------------

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                BOND            STOCK
                                FUND             FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $    294,913     $    246,080
  Capital gains income...        --                827,575
  Net realized gain
   (loss) on security
   transactions..........           4,795           (3,225)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         202,163        4,386,067
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         501,871        5,456,497
                           --------------   --------------
UNIT TRANSACTIONS:
  Purchases..............         865,251        3,217,829
  Net transfers..........       2,817,986        7,642,427
  Surrenders for benefit
   payments and fees.....        (293,925)        (880,386)
  Net loan activity......          61,034         (337,905)
  Cost of insurance......        (205,795)        (763,967)
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,244,551        8,877,998
                           --------------   --------------
  Net increase (decrease)
   in net assets.........       3,746,422       14,334,495
NET ASSETS:
  Beginning of period....       2,685,110       14,522,892
                           --------------   --------------
  End of period..........    $  6,431,532     $ 28,857,387
                           --------------   --------------
                           --------------   --------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-9
--------------------------------------------------------------------------------

                                                                  CAPITAL          MORTGAGE                        INTERNATIONAL
                            MONEY MARKET        ADVISERS       APPRECIATION       SECURITIES         INDEX         OPPORTUNITIES
                                FUND              FUND             FUND              FUND             FUND              FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   1,322,027     $    662,962     $     310,421     $    102,546     $    234,014      $     238,928
  Capital gains income...              440          796,015         2,575,286         --                458,685            863,200
  Net realized gain
   (loss) on security
   transactions..........        --                 (51,519)           (4,284)           9,356          (28,044)            35,100
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --               4,603,991         4,194,822          (17,750)       4,990,372            808,400
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,322,467        6,011,449         7,076,245           94,152        5,655,027          1,945,628
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............       61,057,739        4,790,269         9,637,115          210,954        3,852,289          3,475,235
  Net transfers..........      (62,188,027)       4,065,052        10,261,936          103,107        2,901,707          4,383,777
  Surrenders for benefit
   payments and fees.....       (1,774,809)      (1,153,292)       (1,873,503)          10,697         (889,933)          (862,986)
  Net loan activity......       (2,292,059)        (554,217)         (801,337)        (192,976)        (135,969)          (300,291)
  Cost of insurance......       (1,910,006)      (1,265,069)       (1,991,294)         (44,114)        (857,070)          (641,581)
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (7,107,162)       5,882,743        15,232,917           87,668        4,871,024          6,054,154
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets.........       (5,784,695)      11,894,192        22,309,162          181,820       10,526,051          7,999,782
NET ASSETS:
  Beginning of period....       28,411,677       21,745,600        36,520,814        1,482,017       18,313,590         10,496,510
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  End of period..........    $  22,626,982     $ 33,639,792     $  58,829,976     $  1,663,837     $ 28,839,641      $  18,496,292
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
                           ---------------   --------------   ---------------   --------------   --------------   ----------------

                                                                  CAPITAL          MORTGAGE                        INTERNATIONAL
                            MONEY MARKET        ADVISERS       APPRECIATION       SECURITIES         INDEX         OPPORTUNITIES
                                FUND              FUND             FUND              FUND             FUND              FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   1,060,601     $    409,507     $     167,160     $     88,963     $    179,138      $      97,324
  Capital gains income...        --                 507,384         1,675,075         --                620,188            745,516
  Net realized gain
   (loss) on security
   transactions..........        --                   6,559           (30,085)           5,516           25,769            (13,764)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --               2,125,547         3,560,780           35,955        2,403,244           (801,996)
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,060,601        3,048,997         5,372,930          130,434        3,228,339             27,080
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............       77,604,898        3,078,132         6,237,688          230,306        2,753,450          2,796,551
  Net transfers..........      (68,585,939)       7,033,474         7,660,280         (149,006)       7,278,662            124,941
  Surrenders for benefit
   payments and fees.....       (2,421,703)        (470,532)       (1,305,489)        (182,238)      (1,605,500)          (577,418)
  Net loan activity......        1,030,682         (227,083)         (478,850)         130,625        1,102,289           (142,130)
  Cost of insurance......       (1,739,916)        (611,387)       (1,155,528)         (54,693)        (509,686)          (453,153)
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        5,888,022        8,802,604        10,958,101          (25,006)       9,019,215          1,748,791
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets.........        6,948,623       11,851,601        16,331,031          105,428       12,247,554          1,775,871
NET ASSETS:
  Beginning of period....       21,463,054        9,893,999        20,189,783        1,376,589        6,066,036          8,720,639
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  End of period..........    $  28,411,677     $ 21,745,600     $  36,520,814     $  1,482,017     $ 18,313,590      $  10,496,510
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
                           ---------------   --------------   ---------------   --------------   --------------   ----------------

SA-10                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                              DIVIDEND        FIDELITY VIP
                             AND GROWTH      EQUITY-INCOME
                                FUND           PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................    $    339,438      $     155,210
  Capital gains income...         480,886            552,364
  Net realized gain
   (loss) on security
   transactions..........            (251)            (4,853)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,697,176            701,127
                           --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,517,249          1,403,848
                           --------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............       3,822,100          2,918,513
  Net transfers..........       5,421,686          2,162,849
  Surrenders for benefit
   payments and fees.....        (709,634)          (307,937)
  Net loan activity......        (324,543)          (195,032)
  Cost of insurance......        (752,950)          (588,614)
                           --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,456,659          3,989,779
                           --------------   ----------------
  Net increase (decrease)
   in net assets.........       9,973,908          5,393,627
NET ASSETS:
    Beginning of
     period..............      11,783,918         10,601,515
                           --------------   ----------------
    End of period........    $ 21,757,826      $  15,995,142
                           --------------   ----------------
                           --------------   ----------------

  *  From inception, August 3, 1998, to December 31, 1998

 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                   DIVIDEND        FIDELITY VIP
                                  AND GROWTH      EQUITY-INCOME
                                     FUND           PORTFOLIO
                                 SUB-ACCOUNT       SUB-ACCOUNT
                                --------------   ----------------
OPERATIONS:
  Net investment income
   (loss).....................    $    149,562      $      88,466
  Capital gains income........         100,558            444,785
  Net realized gain (loss) on
   security transactions......          (9,177)            (1,923)
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................       1,368,764          1,316,248
                                --------------   ----------------
  Net increase (decrease) in
   net assets resulting from
   operations.................       1,609,707          1,847,576
                                --------------   ----------------
UNIT TRANSACTIONS:
  Purchases...................       1,254,044          1,658,043
  Net transfers...............       6,522,655          2,905,832
  Surrenders for benefit
   payments and fees..........        (387,945)          (177,782)
  Net loan activity...........        (239,637)          (108,547)
  Cost of insurance...........        (208,258)          (334,701)
                                --------------   ----------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........       6,940,859          3,942,845
                                --------------   ----------------
  Net increase (decrease) in
   net assets.................       8,550,566          5,790,421
NET ASSETS:
  Beginning of period.........       3,233,352          4,811,094
                                --------------   ----------------
  End of period...............    $ 11,783,918      $  10,601,515
                                --------------   ----------------
                                --------------   ----------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                            SA-11
--------------------------------------------------------------------------------

                            FIDELITY VIP    FIDELITY VIP II        GROWTH         INTERNATIONAL         SMALL
                              OVERSEAS       ASSET MANAGER       AND INCOME         ADVISERS           COMPANY           MIDCAP
                             PORTFOLIO         PORTFOLIO            FUND              FUND              FUND              FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*      SUB-ACCOUNT*
                           --------------   ----------------   ---------------   ---------------   ---------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $     47,702      $   47,628          $    42           $--               $--               $--
  Capital gains income...         140,597         142,885          --                --                 --               --
  Net realized gain
   (loss) on security
   transactions..........           9,814             779                3                17            165,038          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         379,546          80,467              714             1,133             30,952            7,387
                           --------------   ----------------       -------           -------       ---------------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         577,659         271,759              759             1,150            195,990            7,387
                           --------------   ----------------       -------           -------       ---------------       -------
UNIT TRANSACTIONS:
  Purchases..............       1,507,008         377,112            1,229             1,630              5,974            1,848
  Net transfers..........       3,697,147         438,799            9,925            19,068            (33,766)          43,693
  Surrenders for benefit
   payments and fees.....        (128,400)        (34,663)             (85)              (91)            (1,127)            (131)
  Net loan activity......        (112,297)        (13,265)         --                --                     (44)         --
  Cost of insurance......        (219,366)        (84,019)             (78)             (179)            (6,371)            (433)
                           --------------   ----------------       -------           -------       ---------------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,744,092         683,964           10,991            20,428            (35,334)          44,977
                           --------------   ----------------       -------           -------       ---------------       -------
  Net increase (decrease)
   in net assets.........       5,321,751         955,723           11,750            21,578            160,656           52,364
NET ASSETS:
    Beginning of
     period..............       2,255,939       1,435,755          --                --                 --               --
                           --------------   ----------------       -------           -------       ---------------       -------
    End of period........    $  7,577,690      $2,391,478          $11,750           $21,578           $160,656          $52,364
                           --------------   ----------------       -------           -------       ---------------       -------
                           --------------   ----------------       -------           -------       ---------------       -------

                                 FIDELITY VIP    FIDELITY VIP II
                                   OVERSEAS       ASSET MANAGER
                                  PORTFOLIO         PORTFOLIO
                                 SUB-ACCOUNT       SUB-ACCOUNT
                                --------------   ----------------
OPERATIONS:
  Net investment income
   (loss).....................    $     18,168      $   25,384
  Capital gains income........          72,122          63,674
  Net realized gain (loss) on
   security transactions......         (23,358)            984
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................           9,449         102,910
                                --------------   ----------------
  Net increase (decrease) in
   net assets resulting from
   operations.................          76,381         192,952
                                --------------   ----------------
UNIT TRANSACTIONS:
  Purchases...................         500,149         217,641
  Net transfers...............       1,020,704         437,030
  Surrenders for benefit
   payments and fees..........        (148,574)        (18,402)
  Net loan activity...........         (85,928)         (4,843)
  Cost of insurance...........         (93,690)        (43,442)
                                --------------   ----------------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........       1,192,661         587,984
                                --------------   ----------------
  Net increase (decrease) in
   net assets.................       1,269,042         780,936
NET ASSETS:
  Beginning of period.........         986,897         654,819
                                --------------   ----------------
  End of period...............    $  2,255,939      $1,435,755
                                --------------   ----------------
                                --------------   ----------------

OPERATIONS:
  Net investment income
   (loss).....................
  Capital gains income........
  Net realized gain (loss) on
   security transactions......
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................
  Net increase (decrease) in
   net assets resulting from
   operations.................
UNIT TRANSACTIONS:
  Purchases...................
  Net transfers...............
  Surrenders for benefit
   payments and fees..........
  Net loan activity...........
  Cost of insurance...........
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........
  Net increase (decrease) in
   net assets.................
NET ASSETS:
  Beginning of period.........
  End of period...............

SA-12                                            Hartford Life Insurance Company
--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

 1. ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds), as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts.

SA-1                                             Hartford Life Insurance Company
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company Putnam Capital Manager Trust
Separate Account Variable Life One and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999

SA-2                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1998

                              ASIA                         THE GEORGE
                             PACIFIC     DIVERSIFIED      PUTNAM FUND
                             GROWTH         INCOME         OF BOSTON
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           -----------   ------------   ----------------
ASSETS:
Investments:
  Putnam VT Asia Pacific
   Growth Fund
    Shares            591
    Cost       $    4,742
    Market Value.........     $ 4,926     $  --             $ --
  Putnam VT Diversified
   Income Fund
    Shares        146,553
    Cost      $ 1,604,544
    Market Value.........      --          1,537,338          --
  Putnam VT The George
   Putnam Fund of Boston
    Shares            855
    Cost       $    8,687
    Market Value.........      --            --                   8,786
  Putnam VT Global Asset
   Allocation Fund
    Shares        641,557
    Cost      $10,366,782
    Market Value.........      --            --               --
  Putnam VT Global Growth
   Fund
    Shares      1,500,092
    Cost      $24,811,537
    Market Value.........      --            --               --
  Putnam VT Growth and
   Income Fund
    Shares      1,600,532
    Cost      $38,609,080
    Market Value.........      --            --               --
  Putnam VT Health
   Sciences Fund
    Shares         11,304
    Cost       $  111,441
    Market Value.........      --            --               --
  Putnam VT High Yield
   Fund
    Shares        663,461
    Cost      $ 8,487,607
    Market Value.........      --            --               --
  Putnam VT International
   Growth Fund
    Shares          7,516
    Cost       $   95,421
    Market Value.........      --            --               --
  Putnam VT International
   Growth and Income Fund
    Shares          1,832
    Cost       $   20,228
    Market Value.........      --            --               --
  Due from Hartford Life
   Insurance Company.....      --                903          --
  Receivable from fund
   shares sold...........      --            --               --
                           -----------   ------------            ------
  Total Assets...........       4,926      1,538,241              8,786
                           -----------   ------------            ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --               --
  Payable for fund shares
   purchased.............      --                903          --
                           -----------   ------------            ------
  Total Liabilities......      --                903          --
                           -----------   ------------            ------
  Net Assets (variable
   life contract
   liabilities)..........     $ 4,926     $1,537,338        $     8,786
                           -----------   ------------            ------
                           -----------   ------------            ------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-3
--------------------------------------------------------------------------------

                           GLOBAL ASSET
                            ALLOCATION     GLOBAL GROWTH
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------   -------------
ASSETS:
Investments:
  Putnam VT Asia Pacific
   Growth Fund
    Shares            591
    Cost       $    4,742
    Market Value.........   $   --          $   --
  Putnam VT Diversified
   Income Fund
    Shares        146,553
    Cost      $ 1,604,544
    Market Value.........       --              --
  Putnam VT The George
   Putnam Fund of Boston
    Shares            855
    Cost       $    8,687
    Market Value.........       --              --
  Putnam VT Global Asset
   Allocation Fund
    Shares        641,557
    Cost      $10,366,782
    Market Value.........    12,157,509         --
  Putnam VT Global Growth
   Fund
    Shares      1,500,092
    Cost      $24,811,537
    Market Value.........       --           30,421,864
  Putnam VT Growth and
   Income Fund
    Shares      1,600,532
    Cost      $38,609,080
    Market Value.........       --              --
  Putnam VT Health
   Sciences Fund
    Shares         11,304
    Cost       $  111,441
    Market Value.........       --              --
  Putnam VT High Yield
   Fund
    Shares        663,461
    Cost      $ 8,487,607
    Market Value.........       --              --
  Putnam VT International
   Growth Fund
    Shares          7,516
    Cost       $   95,421
    Market Value.........       --              --
  Putnam VT International
   Growth and Income Fund
    Shares          1,832
    Cost       $   20,228
    Market Value.........       --              --
  Due from Hartford Life
   Insurance Company.....        11,310          40,664
  Receivable from fund
   shares sold...........       --              --
                           -------------   -------------
  Total Assets...........    12,168,819      30,462,528
                           -------------   -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --
  Payable for fund shares
   purchased.............        11,310          40,587
                           -------------   -------------
  Total Liabilities......        11,310          40,587
                           -------------   -------------
  Net Assets (variable
   life contract
   liabilities)..........   $12,157,509     $30,421,941
                           -------------   -------------
                           -------------   -------------

                                                                                      INTERNATIONAL
                              GROWTH         HEALTH                     INTERNATIONAL GROWTH AND
                            AND INCOME      SCIENCES      HIGH YIELD      GROWTH        INCOME
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -------------   -----------   ------------   -----------   -----------
ASSETS:
Investments:
  Putnam VT Asia Pacific
   Growth Fund
    Shares            591
    Cost       $    4,742
    Market Value.........   $   --           $ --         $  --           $ --          $ --
  Putnam VT Diversified
   Income Fund
    Shares        146,553
    Cost      $ 1,604,544
    Market Value.........       --             --            --             --            --
  Putnam VT The George
   Putnam Fund of Boston
    Shares            855
    Cost       $    8,687
    Market Value.........       --             --            --             --            --
  Putnam VT Global Asset
   Allocation Fund
    Shares        641,557
    Cost      $10,366,782
    Market Value.........       --             --            --             --            --
  Putnam VT Global Growth
   Fund
    Shares      1,500,092
    Cost      $24,811,537
    Market Value.........       --             --            --             --            --
  Putnam VT Growth and
   Income Fund
    Shares      1,600,532
    Cost      $38,609,080
    Market Value.........    46,047,309        --            --             --            --
  Putnam VT Health
   Sciences Fund
    Shares         11,304
    Cost       $  111,441
    Market Value.........       --            123,664        --             --            --
  Putnam VT High Yield
   Fund
    Shares        663,461
    Cost      $ 8,487,607
    Market Value.........       --             --          7,762,495        --            --
  Putnam VT International
   Growth Fund
    Shares          7,516
    Cost       $   95,421
    Market Value.........       --             --            --            101,618        --
  Putnam VT International
   Growth and Income Fund
    Shares          1,832
    Cost       $   20,228
    Market Value.........       --             --            --             --            22,423
  Due from Hartford Life
   Insurance Company.....        64,312        --            --             --            --
  Receivable from fund
   shares sold...........       --             --              9,883        --            --
                           -------------   -----------   ------------   -----------   -----------
  Total Assets...........    46,111,621       123,664      7,772,378       101,618        22,423
                           -------------   -----------   ------------   -----------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --              9,894        --            --
  Payable for fund shares
   purchased.............        64,269        --            --             --            --
                           -------------   -----------   ------------   -----------   -----------
  Total Liabilities......        64,269        --              9,894        --            --
                           -------------   -----------   ------------   -----------   -----------
  Net Assets (variable
   life contract
   liabilities)..........   $46,047,352      $123,664     $7,762,484      $101,618      $ 22,423
                           -------------   -----------   ------------   -----------   -----------
                           -------------   -----------   ------------   -----------   -----------

SA-4                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF ASSETS & LIABILITIES (CONTINUED)
DECEMBER 31, 1998

                            INTERNATIONAL
                                 NEW                            MONEY
                            OPPORTUNITIES     INVESTORS        MARKET
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------   ------------   -------------
ASSETS:
Investments:
  Putnam VT International
   New Opportunities Fund
    Shares          1,036
    Cost       $   11,252
    Market Value.........      $   11,908      $ --           $  --
  Putnam VT Investors
   Fund
    Shares         10,866
    Cost       $  116,784
    Market Value.........        --              126,586         --
  Putnam VT Money Market
   Fund
    Shares      1,155,707
    Cost      $ 1,155,707
    Market Value.........        --              --            1,155,707
  Putnam VT New
   Opportunities Fund
    Shares      1,156,760
    Cost      $21,937,912
    Market Value.........        --              --              --
  Putnam VT New Value
   Fund
    Shares          1,458
    Cost       $   16,476
    Market Value.........        --              --              --
  Putnam VT OTC &
   Emerging Growth Fund
    Shares          1,985
    Cost       $   16,381
    Market Value.........        --              --              --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares        475,600
    Cost      $ 6,209,103
    Market Value.........        --              --              --
  Putnam VT Utilities
   Growth & Income Fund
    Shares        231,954
    Cost       $3,172,169
    Market Value.........        --              --              --
  Putnam VT Vista Fund
    Shares          1,738
    Cost       $   21,088
    Market Value.........        --              --              --
  Putnam VT Voyager Fund
    Shares      1,400,319
    Cost      $44,936,621
    Market Value.........        --              --              --
  Due from Hartford Life
   Insurance Company.....             591        --                  331
  Receivable from fund
   shares sold...........        --              --              --
                                  -------    ------------   -------------
  Total Assets...........          12,499        126,586       1,156,038
                                  -------    ------------   -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --              --              --
  Payable for fund shares
   purchased.............             591        --                  321
                                  -------    ------------   -------------
  Total Liabilities......             591        --                  321
                                  -------    ------------   -------------
  Net Assets (variable
   life contract
   liabilities)..........      $   11,908      $ 126,586      $1,155,717
                                  -------    ------------   -------------
                                  -------    ------------   -------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-5
--------------------------------------------------------------------------------

                                NEW             NEW
                           OPPORTUNITIES       VALUE
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------   ------------
ASSETS:
Investments:
  Putnam VT International
   New Opportunities Fund
    Shares          1,036
    Cost       $   11,252
    Market Value.........    $  --            $ --
  Putnam VT Investors
   Fund
    Shares         10,866
    Cost       $  116,784
    Market Value.........       --              --
  Putnam VT Money Market
   Fund
    Shares      1,155,707
    Cost      $ 1,155,707
    Market Value.........       --              --
  Putnam VT New
   Opportunities Fund
    Shares      1,156,760
    Cost      $21,937,912
    Market Value.........     30,145,166        --
  Putnam VT New Value
   Fund
    Shares          1,458
    Cost       $   16,476
    Market Value.........       --               17,540
  Putnam VT OTC &
   Emerging Growth Fund
    Shares          1,985
    Cost       $   16,381
    Market Value.........       --              --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares        475,600
    Cost      $ 6,209,103
    Market Value.........       --              --
  Putnam VT Utilities
   Growth & Income Fund
    Shares        231,954
    Cost       $3,172,169
    Market Value.........       --              --
  Putnam VT Vista Fund
    Shares          1,738
    Cost       $   21,088
    Market Value.........       --              --
  Putnam VT Voyager Fund
    Shares      1,400,319
    Cost      $44,936,621
    Market Value.........       --              --
  Due from Hartford Life
   Insurance Company.....         24,210        --
  Receivable from fund
   shares sold...........       --              --
                           --------------   ------------
  Total Assets...........     30,169,376         17,540
                           --------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --
  Payable for fund shares
   purchased.............         24,189        --
                           --------------   ------------
  Total Liabilities......         24,189        --
                           --------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........    $30,145,187      $  17,540
                           --------------   ------------
                           --------------   ------------

                              OTC &       U.S. GOVERNMENT     UTILITIES
                             EMERGING        AND HIGH          GROWTH
                              GROWTH       QUALITY BOND      AND INCOME        VISTA          VOYAGER
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ------------   ---------------   -------------   ------------   --------------
ASSETS:
Investments:
  Putnam VT International
   New Opportunities Fund
    Shares          1,036
    Cost       $   11,252
    Market Value.........    $ --           $   --            $  --           $ --           $  --
  Putnam VT Investors
   Fund
    Shares         10,866
    Cost       $  116,784
    Market Value.........      --               --               --             --              --
  Putnam VT Money Market
   Fund
    Shares      1,155,707
    Cost      $ 1,155,707
    Market Value.........      --               --               --             --              --
  Putnam VT New
   Opportunities Fund
    Shares      1,156,760
    Cost      $21,937,912
    Market Value.........      --               --               --             --              --
  Putnam VT New Value
   Fund
    Shares          1,458
    Cost       $   16,476
    Market Value.........      --               --               --             --              --
  Putnam VT OTC &
   Emerging Growth Fund
    Shares          1,985
    Cost       $   16,381
    Market Value.........       20,032          --               --             --              --
  Putnam VT U.S.
   Government and High
   Quality Bond Fund
    Shares        475,600
    Cost      $ 6,209,103
    Market Value.........      --              6,529,991         --             --              --
  Putnam VT Utilities
   Growth & Income Fund
    Shares        231,954
    Cost       $3,172,169
    Market Value.........      --               --             4,219,240        --              --
  Putnam VT Vista Fund
    Shares          1,738
    Cost       $   21,088
    Market Value.........      --               --               --              25,590         --
  Putnam VT Voyager Fund
    Shares      1,400,319
    Cost      $44,936,621
    Market Value.........      --               --               --             --            64,204,624
  Due from Hartford Life
   Insurance Company.....      --                 24,735          13,834        --                55,912
  Receivable from fund
   shares sold...........      --               --               --             --              --
                           ------------   ---------------   -------------   ------------   --------------
  Total Assets...........       20,032         6,554,726       4,233,074         25,590       64,260,536
                           ------------   ---------------   -------------   ------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --               --               --             --              --
  Payable for fund shares
   purchased.............      --                 24,735          13,835        --                55,899
                           ------------   ---------------   -------------   ------------   --------------
  Total Liabilities......      --                 24,735          13,835        --                55,899
                           ------------   ---------------   -------------   ------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........    $  20,032      $  6,529,991      $4,219,239      $  25,590      $64,204,637
                           ------------   ---------------   -------------   ------------   --------------
                           ------------   ---------------   -------------   ------------   --------------

SA-6                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1998

                                                 UNITS
                                               OWNED BY      UNIT       CONTRACT
                                               PARTICIPANTS   PRICE     LIABILITY
                                               ---------  ----------  -------------
 Variable life contracts:
   Asia Pacific Growth Fund..................        461  $10.693257  $       4,926
   Diversified Income Fund...................    120,321   12.777025      1,537,338
   George Putnam Fund........................        829   10.602638          8,786
   Global Asset Allocation Fund..............    584,714   20.792218     12,157,509
   Global Growth Fund........................  1,290,382   23.575913     30,421,941
   Growth and Income Fund....................  1,804,514   25.517876     46,047,352
   Health Sciences Fund......................     10,999   11.242853        123,664
   High Yield Fund...........................    498,354   15.576256      7,762,484
   International Growth Fund.................     10,385    9.785387        101,618
   International Growth and Income Fund......      2,295    9.768076         22,423
   International New Opportunities Fund......      1,221    9.753782         11,908
   Investors Fund............................     11,317   11.185169        126,586
   Money Market Fund.........................    892,148    1.295432      1,155,717
   New Opportunities Fund....................  1,325,514   22.742256     30,145,187
   New Value Fund............................      1,653   10.611164         17,540
   OTC & Emerging Markets Fund...............      1,859   10.773294         20,032
   U.S. Government and High Quality Bond
    Fund.....................................    444,044   14.705728      6,529,991
   Utilities Growth and Income Fund..........    195,008   21.636249      4,219,239
   Vista Fund................................      2,411   10.612377         25,590
   Voyager Fund..............................  2,226,511   28.836430     64,204,637
                                                                      -------------
 Grand Total:                                                         $ 204,644,468
                                                                      -------------
                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

                      This page intentionally left blank.

SA-8                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                                           THE GEORGE
                           ASIA PACIFIC   DIVERSIFIED      PUTNAM FUND
                              GROWTH         INCOME         OF BOSTON
                           SUB-ACCOUNT*   SUB-ACCOUNT     SUB-ACCOUNT*
                           ------------   ------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $ --           $  44,660         $      27
                           ------------   ------------            -----
CAPITAL GAINS INCOME.....      --              18,969          --
                           ------------   ------------            -----
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,950)           216                 1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          184        (90,075)               99
                           ------------   ------------            -----
  Net gain (loss) on
   investments...........       (1,766)       (89,859)              100
                           ------------   ------------            -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  (1,766)     $ (26,230)        $     127
                           ------------   ------------            -----
                           ------------   ------------            -----

* From inception, August 3, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                             SA-9
--------------------------------------------------------------------------------

                            GLOBAL ASSET
                             ALLOCATION     GLOBAL GROWTH
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
INVESTMENT INCOME:
  Dividends..............    $    229,958     $    554,987
                           --------------   --------------
CAPITAL GAINS INCOME.....         987,748        2,774,936
                           --------------   --------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          14,239           (7,956)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         133,720        2,948,427
                           --------------   --------------
  Net gain (loss) on
   investments...........         147,959        2,940,471
                           --------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  1,365,665     $  6,270,394
                           --------------   --------------
                           --------------   --------------

                                                                                          INTERNATIONAL
                               GROWTH          HEALTH                      INTERNATIONAL   GROWTH AND
                             AND INCOME       SCIENCES      HIGH YIELD        GROWTH         INCOME
                            SUB-ACCOUNT     SUB-ACCOUNT*    SUB-ACCOUNT    SUB-ACCOUNT*   SUB-ACCOUNT*
                           --------------   ------------   -------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............    $    592,084     $     101      $   513,505     $     227      $     270
                           --------------   ------------   -------------        ------         ------
CAPITAL GAINS INCOME.....       3,865,126       --                80,578       --                 651
                           --------------   ------------   -------------        ------         ------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          29,783            20          (10,213)           (2)             7
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,038,459        12,223       (1,174,864)        6,197          2,195
                           --------------   ------------   -------------        ------         ------
  Net gain (loss) on
   investments...........       1,068,242        12,243       (1,185,077)        6,195          2,202
                           --------------   ------------   -------------        ------         ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  5,525,452     $  12,344      $  (590,944)    $   6,422      $   3,123
                           --------------   ------------   -------------        ------         ------
                           --------------   ------------   -------------        ------         ------

SA-10                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                           INTERNATIONAL
                               NEW                        MONEY
                           OPPORTUNITIES  INVESTORS      MARKET
                           SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT
                           -----------   -----------   -----------
INVESTMENT INCOME:
  Dividends..............     $--          $     70      $ 66,306
                                -----    -----------   -----------
  Capital gains income...      --            --            --
                                -----    -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                34        --
                                -----    -----------   -----------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         656         9,802        --
                                -----    -----------   -----------
    Net gain (loss) on
     investments.........         656         9,836        --
                                -----    -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $   656      $  9,906      $ 66,306
                                -----    -----------   -----------
                                -----    -----------   -----------

* From inception, August 3, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                            SA-11
--------------------------------------------------------------------------------

                               NEW            NEW
                           OPPORTUNITIES     VALUE
                           SUB-ACCOUNT    SUB-ACCOUNT*
                           ------------   -----------
INVESTMENT INCOME:
  Dividends..............   $  --           $    186
                           ------------   -----------
  Capital gains income...      305,733            35
                           ------------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (74,393)            1
                           ------------   -----------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,084,117         1,064
                           ------------   -----------
    Net gain (loss) on
     investments.........    5,009,724         1,065
                           ------------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $5,315,457      $  1,286
                           ------------   -----------
                           ------------   -----------

                                              U.S.
                              OTC &      GOVERNMENT AND    UTILITIES
                            EMERGING          HIGH           GROWTH
                             GROWTH       QUALITY BOND     AND INCOME       VISTA          VOYAGER
                           SUB-ACCOUNT*   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT
                           -----------   --------------   ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends..............    $      7      $   361,057      $  91,969      $ --          $    117,946
                           -----------   --------------   ------------        ------    -------------
  Capital gains income...      --                9,397        158,511        --             2,877,880
                           -----------   --------------   ------------        ------    -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (18)         132,832          8,994           (101)         (22,334)
                           -----------   --------------   ------------        ------    -------------
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       3,651           24,876        263,198          4,502        8,969,653
                           -----------   --------------   ------------        ------    -------------
    Net gain (loss) on
     investments.........       3,633          157,708        272,192          4,401        8,947,319
                           -----------   --------------   ------------        ------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  3,640      $   528,162      $ 522,672      $   4,401     $ 11,943,145
                           -----------   --------------   ------------        ------    -------------
                           -----------   --------------   ------------        ------    -------------

SA-12                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                              ASIA                     THE GEORGE
                            PACIFIC     DIVERSIFIED    PUTNAM FUND
                             GROWTH        INCOME       OF BOSTON
                           SUB-ACCOUNT* SUB-ACCOUNT    SUB-ACCOUNT*
                           ----------   ------------   -----------
OPERATIONS:
  Net investment income
   (loss)................    $--         $    44,660     $     27
  Capital gains income...     --              18,969       --
  Net realized gain
   (loss) on security
   transactions..........     (1,950)            216            1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        184         (90,075)          99
                           ----------   ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,766)        (26,230)         127
                           ----------   ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............      1,047         429,937        1,797
  Net transfers..........      5,701         266,909        7,237
  Surrenders.............        (21)        (21,473)        (123)
  Net loan activity......         --         (11,902)          --
  Cost of insurance......        (35)        (55,844)        (252)
                           ----------   ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,692         607,627        8,659
                           ----------   ------------   -----------
  Total increase
   (decrease) in net
   assets................      4,926         581,397        8,786
NET ASSETS:
  Beginning of period....     --             955,941       --
                           ----------   ------------   -----------
  End of period..........    $ 4,926     $ 1,537,338     $  8,786
                           ----------   ------------   -----------
                           ----------   ------------   -----------

* From inception August 3, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                            SA-13
--------------------------------------------------------------------------------

                           GLOBAL ASSET
                            ALLOCATION     GLOBAL GROWTH
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------   -------------
OPERATIONS:
  Net investment income
   (loss)................   $    229,958    $    554,987
  Capital gains income...        987,748       2,774,936
  Net realized gain
   (loss) on security
   transactions..........         14,239          (7,956)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        133,720       2,948,427
                           -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,365,665       6,270,394
                           -------------   -------------
UNIT TRANSACTIONS:
  Purchases..............      1,222,858       5,019,364
  Net transfers..........        685,135       3,191,859
  Surrenders.............       (182,499)       (823,255)
  Net loan activity......       (127,127)       (671,453)
  Cost of insurance......       (330,869)     (1,015,926)
                           -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,267,498       5,700,589
                           -------------   -------------
  Total increase
   (decrease) in net
   assets................      2,633,163      11,970,983
NET ASSETS:
  Beginning of period....      9,524,346      18,450,958
                           -------------   -------------
  End of period..........   $ 12,157,509    $ 30,421,941
                           -------------   -------------
                           -------------   -------------

                                                                                         INTERNATIONAL
                              GROWTH          HEALTH                      INTERNATIONAL   GROWTH AND
                            AND INCOME       SCIENCES      HIGH YIELD        GROWTH         INCOME
                            SUB-ACCOUNT    SUB-ACCOUNT*    SUB-ACCOUNT    SUB-ACCOUNT*   SUB-ACCOUNT*
                           -------------   ------------   -------------   ------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $    592,084     $     101      $   513,505    $      227      $     270
  Capital gains income...      3,865,126       --                80,578       --                 651
  Net realized gain
   (loss) on security
   transactions..........         29,783            20          (10,213)           (2)             7
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,038,459        12,223       (1,174,864)        6,197          2,195
                           -------------   ------------   -------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      5,525,452        12,344         (590,994)        6,422          3,123
                           -------------   ------------   -------------   ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      7,070,954         4,436        1,578,769         2,747          2,250
  Net transfers..........      6,016,210       108,383        1,518,889        93,024         17,972
  Surrenders.............     (1,329,891)         (347)        (493,675)         (238)          (105)
  Net loan activity......       (628,747)           (2)         (58,172)           (3)           (20)
  Cost of insurance......     (1,562,683)       (1,150)        (330,916)         (334)          (797)
                           -------------   ------------   -------------   ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      9,565,843       111,320        2,214,895        95,196         19,300
                           -------------   ------------   -------------   ------------   ------------
  Total increase
   (decrease) in net
   assets................     15,091,295       123,664        1,623,901       101,618         22,423
NET ASSETS:
  Beginning of period....     30,956,057       --             6,138,583       --             --
                           -------------   ------------   -------------   ------------   ------------
  End of period..........   $ 46,047,352     $ 123,664      $ 7,762,484    $  101,618      $  22,423
                           -------------   ------------   -------------   ------------   ------------
                           -------------   ------------   -------------   ------------   ------------

SA-14                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                           INTERNATIONAL
                               NEW                        MONEY
                           OPPORTUNITIES  INVESTORS       MARKET
                           SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT
                           -----------   -----------   ------------
OPERATIONS:
  Net investment income
   (loss)................    $ --          $     70     $    66,306
  Capital gains income...      --            --             --
  Net realized gain
   (loss) on security
   transactions..........      --                34         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         656         9,802         --
                           -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         656         9,906          66,306
                           -----------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............       1,145         2,864         223,214
  Net transfers..........      10,162       115,108        (205,708)
  Surrenders.............         (24)         (325)        (32,523)
  Net loan activity......      --               (24)        (31,681)
  Cost of insurance......         (31)         (943)        (59,689)
                           -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      11,252       116,680        (106,387)
                           -----------   -----------   ------------
  Total increase
   (decrease) in net
   assets................      11,908       126,586         (40,081)
NET ASSETS:
  Beginning of period....      --            --           1,195,798
                           -----------   -----------   ------------
  End of period..........    $ 11,908      $126,586     $ 1,155,717
                           -----------   -----------   ------------
                           -----------   -----------   ------------

* From inception August 3, 1998, to December 31, 1998.

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                            SA-15
--------------------------------------------------------------------------------

                                NEW             NEW
                           OPPORTUNITIES       VALUE
                            SUB-ACCOUNT     SUB-ACCOUNT*
                           --------------   ------------
OPERATIONS:
  Net investment income
   (loss)................    $  --            $     186
  Capital gains income...        305,733             35
  Net realized gain
   (loss) on security
   transactions..........        (74,393)             1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      5,084,117          1,064
                           --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      5,315,457          1,286
                           --------------   ------------
UNIT TRANSACTIONS:
  Purchases..............      4,989,756          7,363
  Net transfers..........      3,222,851          9,119
  Surrenders.............       (695,854)          (100)
  Net loan activity......       (325,692)       --
  Cost of insurance......       (962,450)          (128)
                           --------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,228,611         16,254
                           --------------   ------------
  Total increase
   (decrease) in net
   assets................     11,544,068         17,540
NET ASSETS:
  Beginning of period....     18,601,119        --
                           --------------   ------------
  End of period..........    $30,145,187      $  17,540
                           --------------   ------------
                           --------------   ------------

                                             U.S.
                              OTC &       GOVERNMENT      UTILITIES
                            EMERGING       AND HIGH         GROWTH
                             GROWTH      QUALITY BOND     AND INCOME       VISTA         VOYAGER
                           SUB-ACCOUNT*   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT*   SUB-ACCOUNT
                           -----------   -------------   ------------   -----------   -------------
OPERATIONS:
  Net investment income
   (loss)................    $      7      $  361,057     $   91,969      $ --         $    117,946
  Capital gains income...      --               9,397        158,511        --            2,877,880
  Net realized gain
   (loss) on security
   transactions..........         (18)        132,832          8,994          (101)         (22,334)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       3,651          24,876        263,198         4,502        8,969,653
                           -----------   -------------   ------------   -----------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       3,640         528,162        522,672         4,401       11,943,145
                           -----------   -------------   ------------   -----------   -------------
UNIT TRANSACTIONS:
  Purchases..............       1,625       1,791,710        470,436         1,069        8,611,086
  Net transfers..........      15,102      (2,923,672)       341,606        20,251        4,732,697
  Surrenders.............         (70)       (295,573)       (76,934)            4       (1,882,355)
  Net loan activity......         (10)        (58,278)       (78,333)       --             (723,265)
  Cost of insurance......        (255)       (317,364)      (111,123)         (135)      (2,043,615)
                           -----------   -------------   ------------   -----------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      16,392      (1,803,177)       545,652        21,189        8,694,548
                           -----------   -------------   ------------   -----------   -------------
  Total increase
   (decrease) in net
   assets................      20,032      (1,275,015)     1,068,324        25,590       20,637,693
NET ASSETS:
  Beginning of period....      --           7,805,006      3,150,915        --           43,566,944
                           -----------   -------------   ------------   -----------   -------------
  End of period..........    $ 20,032      $6,529,991     $4,219,239      $ 25,590     $ 64,204,637
                           -----------   -------------   ------------   -----------   -------------
                           -----------   -------------   ------------   -----------   -------------

SA-16                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                           DIVERSIFIED   GLOBAL ASSET
                             INCOME       ALLOCATION     GLOBAL GROWTH
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $ 30,216      $   220,664     $    334,261
  Capital gains income...       4,763          377,169          359,534
  Net realized gain
   (loss) on security
   transactions..........       2,460            7,932          (33,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      10,461          742,644        1,236,428
                           -----------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      47,900        1,348,409        1,896,553
                           -----------   -------------   --------------
UNIT TRANSACTIONS:
  Purchases..............     115,990          915,512        3,752,372
  Net transfers..........     402,910        1,954,680        2,721,380
  Surrenders.............     (12,188)        (253,433)        (884,502)
  Net loan activity......        (751)         (55,347)        (131,484)
  Cost of insurance......     (33,003)        (229,354)        (683,606)
                           -----------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     472,958        2,332,058        4,774,160
                           -----------   -------------   --------------
  Total increase
   (decrease) in net
   assets................     520,858        3,680,467        6,670,713
NET ASSETS:
  Beginning of period....     435,083        5,843,879       11,780,245
                           -----------   -------------   --------------
  End of period..........    $955,941      $ 9,524,346     $ 18,450,958
                           -----------   -------------   --------------
                           -----------   -------------   --------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                            SA-17
--------------------------------------------------------------------------------

                               GROWTH
                             AND INCOME      HIGH YIELD
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------
OPERATIONS:
  Net investment income
   (loss)................    $    397,806     $   262,832
  Capital gains income...         968,274          30,477
  Net realized gain
   (loss) on security
   transactions..........          12,251           2,304
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       3,534,550         287,986
                           --------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,912,881         583,599
                           --------------   -------------
UNIT TRANSACTIONS:
  Purchases..............       4,532,202       1,141,730
  Net transfers..........       7,767,156       2,371,153
  Surrenders.............      (1,298,679)       (123,174)
  Net loan activity......        (577,327)       (115,508)
  Cost of insurance......        (929,434)       (249,137)
                           --------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       9,493,918       3,025,064
                           --------------   -------------
  Total increase
   (decrease) in net
   assets................      14,406,799       3,608,663
NET ASSETS:
  Beginning of period....      16,549,258       2,529,920
                           --------------   -------------
  End of period..........    $ 30,956,057     $ 6,138,583
                           --------------   -------------
                           --------------   -------------

                                                                U.S.
                                                             GOVERNMENT       UTILITIES
                               MONEY            NEW           AND HIGH         GROWTH
                              MARKET       OPPORTUNITIES    QUALITY BOND     AND INCOME        VOYAGER
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------   --------------   -------------   -------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $    63,111     $   --           $  365,648      $    76,374     $     60,565
  Capital gains income...       --               --              --               104,146        1,305,213
  Net realized gain
   (loss) on security
   transactions..........       --                (22,886)         8,903           19,472           11,110
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --              3,111,259        197,331          433,410        6,852,337
                           -------------   --------------   -------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         63,111        3,088,373        571,882          633,402        8,229,225
                           -------------   --------------   -------------   -------------   --------------
UNIT TRANSACTIONS:
  Purchases..............        913,653        3,520,934      2,115,331          333,259        7,068,448
  Net transfers..........     (1,121,412)       3,467,996      1,005,018          386,953        6,792,739
  Surrenders.............        (15,304)        (593,906)      (435,871)        (177,522)      (1,517,033)
  Net loan activity......       (347,423)        (194,305)       121,927           92,803         (425,937)
  Cost of insurance......        (33,406)        (625,715)      (347,724)         (75,120)      (1,444,364)
                           -------------   --------------   -------------   -------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (603,892)       5,575,004      2,458,681          560,373       10,473,853
                           -------------   --------------   -------------   -------------   --------------
  Total increase
   (decrease) in net
   assets................       (540,781)       8,663,377      3,030,563        1,193,775       18,703,078
NET ASSETS:
  Beginning of period....      1,736,579        9,937,742      4,774,443        1,957,140       24,863,866
                           -------------   --------------   -------------   -------------   --------------
  End of period..........    $ 1,195,798     $ 18,601,119     $7,805,006      $ 3,150,915     $ 43,566,944
                           -------------   --------------   -------------   -------------   --------------
                           -------------   --------------   -------------   -------------   --------------

SA-18                                            Hartford Life Insurance Company
--------------------------------------------------------------------------------

        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

 1. ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    a) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

    b) MORTALITY AND EXPENSE RISK CHARGE -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

    c) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $12 per month. Additionally, the Company assesses a monthly charge in the first policy year for up-front costs of underwriting and issuing a policy at a monthly maximum amount of $62.50. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

    d) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-3
--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

F-4                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $6        $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................    --                --          --              350            350
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --           5               --              5
                                                                                                       ------
 Total other comprehensive income........                                                                   5
                                                                                                       ------
   Total comprehensive income                                                                             355
                                                                                                       ------
 Dividends...............................    --                --          --               (1)            (1)
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1998..........    $6        $    1,045        $184           $1,462         $2,697
                                             --
                                                           ------       -----         -----------      ------
 1997
 Balance, December 31, 1996..............    $6        $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................    --                --          --              302            302
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --         149               --            149
                                                                                                       ------
 Total other comprehensive income........                                                                 149
                                                                                                       ------
   Total comprehensive income                                                                             451
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1997..........    $6        $    1,045        $179           $1,113         $2,343
                                             --
                                                           ------       -----         -----------      ------
 1996
 Balance, December 31, 1995..............    $6        $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................    --                --          --               38             38
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --          87               --             87
                                                                                                       ------
 Total other comprehensive income........                                                                  87
                                                                                                       ------
   Total comprehensive income............                                                                 125
                                                                                                       ------
 Capital contribution....................    --                38          --               --             38
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1996..........    $6        $    1,045        $ 30           $  811         $1,892
                                             --
                                             --
                                                           ------       -----         -----------      ------
                                                           ------       -----         -----------      ------

---------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-5
--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189

Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

F-6                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

    In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-7
--------------------------------------------------------------------------------

a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

    In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

    In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

    On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

F-8                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) INVESTMENTS

    Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(F) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-9
--------------------------------------------------------------------------------

option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.
    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(G) SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.
(H) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

    Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                         1998       1997       1996
                                       ---------  ---------  ---------
Commissions..........................  $   1,069  $     976  $     848
Deferred acquisition costs...........       (891)      (862)      (823)
Other................................        588        472        402
                                       ---------  ---------  ---------
    Total other expenses.............  $     766  $     586  $     427
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------

(I) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.

 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                           FOR THE YEARS ENDED DECEMBER 31,
                                           ---------------------------------
                                             1998        1997        1996
                                           ---------     -----     ---------
Fixed maturities.........................  $     (28)  $      (7)  $    (201)
Equity securities........................         21          12           2
Real estate and other....................          5          (1)         (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains...................................         --          --         (10)
                                           ---------         ---   ---------
Net realized capital (losses) gains......  $      (2)  $       4   $    (213)
                                           ---------         ---   ---------
                                           ---------         ---   ---------

F-10                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(C) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                FOR THE YEARS ENDED DECEMBER 31,
                                              -------------------------------------
                                                 1998         1997         1996
                                                 -----        -----        -----
Gross unrealized capital gains..............   $       2    $      14    $      13
Gross unrealized capital losses.............          (1)          --           (1)
                                                     ---          ---          ---
Net unrealized capital gains................           1           14           12
Deferred income tax expense.................          --            5            4
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           1            9            8
Balance -- beginning of year................           9            8            1
                                                     ---          ---          ---
Net change in unrealized capital gains on
 equity securities..........................   $      (8)   $       1    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                           FOR THE YEARS ENDED DECEMBER
                                                        31,
                                          -------------------------------
                                            1998       1997       1996
                                          ---------  ---------  ---------
Gross unrealized capital gains..........  $     421  $     371  $     386
Gross unrealized capital losses.........       (108)       (80)      (341)
Unrealized capital gains credited to
 policyholders..........................        (32)       (30)       (11)
                                          ---------  ---------  ---------
Net unrealized capital gains............        281        261         34
Deferred income tax expense.............         98         91         12
                                          ---------  ---------  ---------
Net unrealized capital gains, net of
 tax....................................        183        170         22
Balance -- beginning of year............        170         22        (58)
                                          ---------  ---------  ---------
Net change in unrealized capital gains
 (losses) on fixed maturities...........  $      13  $     148  $      80
                                          ---------  ---------  ---------
                                          ---------  ---------  ---------

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

    The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-11
--------------------------------------------------------------------------------

consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   3,047    $   3,116
Over one year through five years.........       4,796        4,843
Over five years through ten years........       3,242        3,318
Over ten years...........................       3,420        3,541
                                           -----------  -----------
    Total................................   $  14,505    $  14,818
                                           -----------  -----------
                                           -----------  -----------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

(F) CONCENTRATION OF CREDIT RISK

    The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(G) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

    Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.

    The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

F-12                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,163   $     --   $   188      $     3      $      885     $--       $ 1,076
Inverse floaters (1)...............        24         44        55           --              --      --            99
Anticipatory (4)...................        --         --        --           --             235      --           235
Other bonds and notes..............     7,683        461       597           18           1,300      90         2,466
Short-term investments.............     1,948         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,818        505       840           21           2,420      90         3,876
Equity securities, policy loans and
 other investments.................     6,979         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 21,797        505       840           21           2,420      90         3,876
    Other policyholder funds.......  $ 19,615      1,100        50           --           1,195      --         2,345
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     notional value................             $  1,605   $   890      $    21      $    3,615     $90       $ 6,221
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $     (6)  $    19      $    --      $       27     $(7)      $    33
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

                                                      1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &      CAPS &                    RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS      FLOORS     FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $  5,253  $   500    $   1,404       $  28     $    221    $ --    $2,153
Inverse floaters (1)...............        75       47           80          --           25      --       152
Anticipatory (4)...................        --       --           --          --           --      --        --
Other bonds and notes..............     7,531      462          460          22        1,258      91     2,293
Short-term investments.............     1,317       --           --          --           --      --        --
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total fixed maturities.........    14,176    1,009        1,944          50        1,504      91     4,598
Equity securities, policy loans and
 other investments.................     3,983       --           --          --           --      --        --
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total investments..............  $ 18,159    1,009        1,944          50        1,504      91     4,598
    Other policyholder funds.......  $ 21,034       10          150          --        1,747      --     1,907
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total derivative instruments --
     notional value................            $ 1,019    $   2,094       $  50     $  3,251    $ 91    $6,505
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total derivative instruments --
     fair value....................            $    (8)   $      23       $  --     $     19    $ (6  ) $   28
                                     --------  -------  ------------        ---    ---------     ---    -------
                                     --------  -------  ------------        ---    ---------     ---    -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-13
--------------------------------------------------------------------------------

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                             DECEMBER 31, 1997               MATURITIES/    DECEMBER 31, 1998
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,239         $1,000       $  327            $1,912
Floors.......................................       1,864             --        1,281               583
Swaps/Forwards...............................       3,342          1,838        1,475             3,705
Futures......................................          50              8           37                21
Options......................................          10             --           10                --
                                                 -------         --------     -------           -------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $1,907         $1,099       $  661            $2,345
Anticipatory.................................          --            242            7               235
Asset........................................       1,805          1,260          667             2,398
Portfolio....................................       2,793            245        1,795             1,243
                                                 -------         --------     -------           -------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

    SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

    Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

    For policy loans, carrying amounts approximate fair value.

    Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

    Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

    The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,818  $14,818   $ 14,176  $14,176
  Equity securities....................................         31       31        180      180
  Policy loans.........................................      6,684    6,684      3,756    3,756
  Other investments....................................        264      309         47       91
LIABILITIES
  Other policyholder funds (1).........................   $ 11,709  $11,726   $ 11,769  $11,755

---------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

F-14                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

 5. SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

 6. STATUTORY RESULTS

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

    Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

 7. STOCK COMPENSATION PLANS

    Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-15
--------------------------------------------------------------------------------

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

    Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

 9. REINSURANCE

    Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

    Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

 10. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

F-16                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

    Income tax expense is as follows:

                                            FOR THE YEARS ENDED DECEMBER
                                                         31,
                                           -------------------------------
                                             1998       1997       1996
                                           ---------  ---------  ---------
Current..................................  $     307  $     162  $     118
Deferred.................................       (119)         5        (98)
                                           ---------  ---------  ---------
  Income tax expense.....................  $     188  $     167  $      20
                                           ---------  ---------  ---------
                                           ---------  ---------  ---------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                            FOR THE YEARS ENDED DECEMBER 31,
                                            ---------------------------------
                                              1998       1997        1996
                                            ---------  ---------     -----
Tax provision at the U.S. Federal
 statutory rate...........................  $     188  $     164   $      20
Other.....................................         --          3          --
                                            ---------  ---------         ---
  Total...................................  $     188  $     167   $      20
                                            ---------  ---------         ---
                                            ---------  ---------         ---

    Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998       1997
                                                 ---------  ---------
Tax basis deferred policy acquisition costs....  $     751  $     639
Financial statement deferred policy acquisition
 costs and reserves............................        103         69
Employee benefits..............................          4          8
Net unrealized capital gains on securities.....        (98)       (96)
Investments and other..........................       (296)      (272)
                                                 ---------  ---------
  Total........................................  $     464  $     348
                                                 ---------  ---------
                                                 ---------  ---------

    Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

 12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

(C) LEASES

    The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999.............  $       7
2000.............         12
2001.............         12
2002.............         13
2003.............         13
Thereafter.......         74
                   ---------
  Total..........  $     131
                   ---------
                   ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-17
--------------------------------------------------------------------------------

    Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

(D) TAX MATTERS

    Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

(E) INVESTMENTS

    As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

 13. SEGMENT INFORMATION

    Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

    Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

    The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

F-18                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT INDIVIDUAL
1996                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,002   $  440    $  1,360  $    87  $ 2,889
Net investment income..................................       684      153         480       80    1,397
Amortization of deferred policy acquisition costs......       174       60          --       --      234
Income tax expense (benefit)...........................       (42 )     24          11       27       20
Net income (loss)......................................       (77 )     44          26       45       38
Assets.................................................    57,410    3,753      14,222    2,377   77,762

 14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $    915   $    651   $    721   $    645   $    826   $    679   $  1,513   $  1,034
Benefits, claims and expenses......        787        550        591        536        688        550      1,371        904
Net income.........................         83         63         85         74         89         81         93         84

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-19
--------------------------------------------------------------------------------

  SCHEDULE I -- SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1998
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

F-20                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN MILLIONS)

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-21
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $ 200,782       $  18,289    $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $     271       $     142    $  2,200         6.5%
  Accident and health insurance...................       393           383               8          18        44.4%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,722     $     654       $     150    $  2,218         6.8%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $     340       $     157    $  1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $     298       $     169    $  1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------